UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION

			    Washington,  D.C.     20549


				      FORM N-Q

		   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                REGISTERED MANAGEMENT INVESTMENT COMPANIES



              Investment Company Act file number 811-05641
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                        The Park Avenue Portfolio
-----------------------------------------------------------------------
           (Exact name of registrant as specified in charter)


                  7 Hanover Square New York, N.Y. 10004
-----------------------------------------------------------------------
          (Address of principal executive offices)   (Zip code)


     Frank L. Pepe                            Thomas G. Sorell
     The Park Avenue Portfolio                The Park Avenue Portfolio
     7 Hanover Square                         7 Hanover Square
     New York, N.Y. 10004                     New York, N.Y. 10004

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			(Name and address of agents for service)


  Registrant's telephone number, including area code:  (800) 221-3253
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		Date of fiscal year end:  December 31
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 		Date of reporting period:  March 31, 2006
-----------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.


The Guardian Park Avenue Fund

Schedule of Investments

March 31, 2006 (Unaudited)

Shares                                                        Value
- -- -- -- ------ -- -- -- -- -- -- -- -- -- -- -- ---- -- -- -- --
Common Stocks - 99.6%
Aerospace and Defense - 4.2%
    191,300     Boeing Co.                            $   14,908,009
    194,800     General Dynamics Corp.                    12,463,304
    161,200     United Technologies Corp.                  9,344,764

                                                          36,716,077

Beverages - 1.3%
    194,400     PepsiCo., Inc.                            11,234,376

Biotechnology - 1.3%
    151,100     Amgen, Inc.*                              10,992,525

Capital Markets - 5.1%
    121,800     Goldman Sachs Group, Inc.                 19,117,728
     94,100     Legg Mason, Inc.                          11,793,553
    245,000     Northern Trust Corp.                      12,862,500

                                                          43,773,781

Chemicals - 0.6%
    105,100     Rohm & Haas Co.                            5,136,237

Commercial Banks - 4.4%
    273,500     Compass Bancshares, Inc.                  13,841,835
    310,500     National City Corp.                       10,836,450
    484,300     Synovus Financial Corp.                   13,119,687

                                                          37,797,972

Communications Equipment - 3.1%
    918,600     Nokia Corp. ADR                           19,033,392
    162,700     QUALCOMM, Inc.                             8,234,247

                                                          27,267,639

Computers and Peripherals - 5.8%
    344,700     Apple Computer, Inc.*                     21,619,584
    818,400     EMC Corp.*                                11,154,792
    521,800     Hewlett Packard Co.                       17,167,220

                                                          49,941,596

Consumer Finance - 2.5%
    231,000     American Express Co.                      12,139,050
    313,000     AmeriCredit Corp*                          9,618,490

                                                          21,757,540

Diversified Financial Services - 1.0%
    187,466     Citigroup, Inc.                            8,854,019

Diversified Telecommunication Services - 3.9%
    927,897     AT & T, Inc.                              25,090,335
    250,600     BellSouth Corp.                            8,683,290

                                                          33,773,625

Electric Utilities - 1.3%
    211,700     Exelon Corp.                              11,198,930

Electrical Equipment - 0.9%
    106,100     Rockwell Automation, Inc.                  7,629,651

Electronic Equipment and Instruments - 1.3%
    259,200     Jabil Circuit, Inc.*                      11,109,312

Energy Equipment and Services - 1.4%
    150,700     Transocean, Inc.*                         12,101,210

Shares                                                        Value
- -- -- -- ------ -- -- -- -- -- -- -- -- -- -- -- ---- -- -- -- --
Food and Staples Retailing - 1.4%
     80,200     Costco Wholesale Corp.                $    4,343,632
    163,700     Wal-Mart Stores, Inc.                      7,733,188

                                                          12,076,820

Food Products - 3.1%
    295,700     Dean Foods Co.*                           11,482,031
    299,600     General Mills, Inc.                       15,183,728

                                                          26,665,759

Health Care Equipment and Supplies - 0.9%
    116,400     Fisher Scientific Int'l., Inc.*            7,921,020

Health Care Providers and Services - 1.9%
    119,300     McKesson Corp.                             6,219,109
    188,000     UnitedHealth Group, Inc.                  10,501,680

                                                          16,720,789

Hotels, Restaurants and Leisure - 2.3%
    569,800     McDonald's Corp.                          19,578,328

Household Durables - 1.5%
    193,800     KB Home                                   12,593,124

Household Products - 3.1%
    197,500     Colgate-Palmolive Co.                     11,277,250
    268,300     Procter & Gamble Co.                      15,459,446

                                                          26,736,696

Independent Power Producers and Energy Traders - 0.5%
    254,100     AES Corp.*                                 4,334,946

Industrial Conglomerates - 2.8%
    501,700     General Electric Co.                      17,449,126
    255,600     Tyco Int'l. Ltd.                           6,870,528

                                                          24,319,654

Information Technology Services - 0.8%
    110,100     Affiliated Computer Svcs., Inc. - Class A  6,568,566

Insurance - 6.3%
    277,900     Allstate Corp.                            14,481,369
    394,200     Aon Corp.                                 16,363,242
    231,700     Fidelity National Financial, Inc.          8,232,301
    462,000     Genworth Financial, Inc. - Class A        15,444,660

                                                          54,521,572

Internet Software and Services - 1.4%
    211,600     eBay, Inc.*                                8,265,096
    108,800     Yahoo! Inc.*                               3,509,888

                                                          11,774,984

Machinery - 3.8%
    327,600     Caterpillar, Inc.                         23,524,956
    221,300     Ingersoll-Rand Co. Ltd. - Class A          9,248,127

                                                          32,773,083

Media - 3.3%
    735,600     Viacom, Inc. - Class B*                   28,541,280

Multiline Retail - 1.5%
    221,900     J.C. Penney Co., Inc.                     13,404,979


           Shares                                             Value

Multi-Utilities - 0.8%
    101,100     Dominion Resources, Inc.              $    6,978,933

Office Electronics - 0.8%
    111,200     Canon, Inc. ADR                            7,344,760

Oil, Gas and Consumable Fuels - 7.2%
    370,700     Chevron Corp.                             21,489,479
    161,900     Cimarex Energy Co.                         7,003,794
    161,200     ConocoPhillips                            10,179,780
    305,800     Noble Energy, Inc.                        13,430,736
    106,600     Occidental Petroleum Corp.                 9,876,490

                                                          61,980,279

Pharmaceuticals - 8.4%
    327,900     Abbott Laboratories                       13,925,913
    125,700     AstraZeneca PLC ADR                        6,313,911
    115,240     Johnson & Johnson                          6,824,513
    887,840     Pfizer, Inc.                              22,124,972
    492,500     Wyeth                                     23,896,100

                                                          73,085,409

Road and Rail - 1.9%
    194,300     Burlington Northern Santa Fe              16,191,019

Software - 2.7%
    164,100     Adobe Systems, Inc.*                       5,730,372
    648,100     Microsoft Corp.                           17,634,801

                                                          23,365,173

Specialty Retail - 1.1%
    219,100     Home Depot, Inc.                           9,267,930

Thrifts and Mortgage Finance - 1.5%
    212,400     Federal Home Loan Mortgage Corp.          12,956,400

Tobacco - 1.5%
    189,600     Altria Group, Inc.                        13,435,056

Wireless Telecommunication Services - 1.0%
    284,800     American Tower Corp.*                      8,635,136

                Total Common Stocks                      861,056,185
                (Cost $760,954,625)


Principal
Amount                                                        Value
- -- -- -- ------ -- -- -- -- -- -- -- -- -- -- -- ---- -- -- -- --

Repurchase Agreement - 0.5%
$4,485,000      State Street Bank and Trust Co.
                repurchase agreement,
                dated 3/31/2006, maturity
                value $4,486,738 at
                4.65%, due 4/3/2006(1)
                (Cost $4,485,000)                     $    4,485,000

Total Investments - 100.1%                               865,541,185
(Cost $765,439,625)
Liabilities in Excess of Cash,
Receivables and Other Assets - (0.1)%                       -928,921

Net Assets - 100%                                     $  864,612,264


*  Non-income producing security.
(1) The repurchase agreement is fully collateralized by $4,465,000 in U.S. Government Agency 5.25%, due 4/15/07, with a value of $4,576,625. ADR - American Depositary Receipt.

-------------------------------------------------------------------

The cost of investments owned at March 31, 2006 for federal income tax purposes is substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at March 31, 2006 were as follows:

Gross unrealized appreciation ................. $    109,227,783
Gross unrealized depreciation .................       (9,126,223)
					          --------------
Net unrealized appreciation ................... $    100,101,560
                                                  ==============
-------------------------------------------------------------------

The Guardian UBS Large Cap Value Fund

 Schedule of Investments

March 31, 2006 (Unaudited)


Shares                                                       Value
- -- -- -- ----- -- -- -- -- -- -- -- -- -- -- ----- -- - -- -- --
Common Stocks - 96.9%
Aerospace and Defense - 3.4%
     25,700    Lockheed Martin Corp.               $      1,930,841
     18,300    Northrop Grumman Corp.                     1,249,707

                                                          3,180,548

Air Freight and Logistics - 1.8%
     14,900    FedEx Corp.                                1,682,806

Auto Components - 3.0%
     13,500    BorgWarner, Inc.                             810,540
     26,100    Johnson Controls, Inc.                     1,981,773

                                                          2,792,313

Automobiles - 0.7%
     13,500    Harley-Davidson, Inc.                        700,380

Beverages - 1.1%
     24,300    Anheuser-Busch Cos., Inc.                  1,039,311

Biotechnology - 0.7%
     10,800    Cephalon, Inc.*                              650,700

Building Products - 1.9%
     53,200    Masco Corp.                                1,728,468

Capital Markets - 7.8%
     60,400    Mellon Financial Corp.                     2,150,240
     64,100    Morgan Stanley                             4,026,762
     21,700    Northern Trust Corp.                       1,139,250

                                                          7,316,252

Commercial Banks - 10.4%
     33,356    Bank of America Corp.                      1,519,032
     60,000    Fifth Third Bancorp                        2,361,600
     27,200    PNC Financial Svcs. Group                  1,830,832
     62,100    Wells Fargo & Co.                          3,966,327

                                                          9,677,791

Commercial Services and Supplies - 0.9%
     47,600    Cendant Corp.                                825,860

Diversified Financial Services - 8.7%
    100,900    Citigroup, Inc.                            4,765,507
     81,600    J.P. Morgan Chase & Co.                    3,397,824

                                                          8,163,331

Diversified Telecommunication Services - 1.9%
     65,900    AT & T, Inc.                               1,781,936

Electric Utilities - 6.0%
     45,100    American Electric Power, Inc.              1,534,302
     41,000    Exelon Corp.                               2,168,900
     21,900    FirstEnergy Corp.                          1,070,910
     35,900    Pepco Hldgs., Inc.                           818,161

                                                          5,592,273

Energy Equipment and Services - 2.0%
      9,300    Baker Hughes, Inc.                           636,120
     20,500    GlobalSantaFe Corp.                        1,245,375

                                                          1,881,495

Food and Staples Retailing - 3.2%
     32,800    Costco Wholesale Corp.                     1,776,448


Shares                                                       Value
- -- -- -- ----- -- -- -- -- -- -- -- -- -- -- ----- -- - -- -- --

     60,700    Kroger Co.*                         $      1,235,852

                                                          3,012,300

Health Care Providers and Services - 4.0%
      8,400    Caremark Rx, Inc.*                           413,112
     23,100    Medco Health Solutions, Inc.*              1,321,782
     35,500    UnitedHealth Group, Inc.                   1,983,030

                                                          3,717,924

Information Technology Services - 1.2%
     36,400    Accenture Ltd. - Class A                   1,094,548

Insurance - 6.1%
     24,000    Allstate Corp.                             1,250,640
     43,700    American Int'l. Group, Inc.                2,888,133
     18,800    Hartford Financial Svcs. Group, Inc.       1,514,340

                                                          5,653,113

Internet and Catalog Retail - 1.5%
     67,300    Expedia, Inc.*                             1,364,171

Machinery - 2.2%
     21,600    Illinois Tool Works, Inc.                  2,080,296

Media - 3.8%
     21,300    Omnicom Group, Inc.                        1,773,225
     79,000    The DIRECTV Group, Inc.*                   1,295,600
     14,300    Univision Comm., Inc. - Class A*             492,921

                                                          3,561,746

Multi-Utilities - 1.5%
     23,100    NiSource, Inc.                               467,082
     20,100    Sempra Energy                                933,846

                                                          1,400,928

Oil, Gas and Consumable Fuels - 7.4%
     54,900    Exxon Mobil Corp.                          3,341,214
     47,300    Marathon Oil Corp.                         3,602,841

                                                          6,944,055

Pharmaceuticals - 4.8%
     33,900    Bristol-Myers Squibb Corp.                   834,279
     13,800    Johnson & Johnson                            817,236
     58,600    Wyeth                                      2,843,272

                                                          4,494,787

Road and Rail - 2.3%
     26,100    Burlington Northern Santa Fe               2,174,913

Software - 3.6%
     72,100    Microsoft Corp.                            1,961,841
     82,400    Symantec Corp.*                            1,386,792

                                                          3,348,633

Thrifts and Mortgage Finance - 1.9%
     29,100    Federal Home Loan Mortgage Corp.           1,775,100

Wireless Telecommunication Services - 3.1%
    111,342    Sprint Nextel Corp.                        2,877,077

               Total Common Stocks                       90,513,055
               (Cost $66,021,557)


Shares                                                       Value
- -- -- -- ----- -- -- -- -- -- -- -- -- -- -- ----- -- - -- -- --

Exchange-Traded Fund - 1.8%
   $12,600     S&P Depositary Receipts Trust Series
               exp. 12/31/2099
               (Cost $1,531,674)                   $      1,635,858


Principal
Amount                                                       Value
- -- -- -- ----- -- -- -- -- -- -- -- -- -- -- ----- -- - -- -- --

Repurchase Agreement - 2.0%
 $1,862,000    State Street Bank and Trust Co.*
               repurchase agreement,
               dated 3/31/2006, maturity
               value $1,862,722 at
               4.65%, due 4/3/2006(1)
               (Cost $1,862,000)                   $      1,862,000

Total Investments - 100.7%                               94,010,913
(Cost $69,415,231)
Liabilities in Excess of Cash, Receivables and
Other Assets - (0.7)%                                      -619,673
Net Assets - 100%                                  $     93,391,240


*  Non-income producing security.
(1) The repurchase agreement is fully collateralized by $2,035,000 in U.S. Government Agency 5.50%, due 7/14/2028, with a value of $1,903,020.
-------------------------------------------------------------------

The cost of investments owned at March 31, 2006 for federal income tax purposes was substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at March 31, 2006 were as follows:

Gross unrealized appreciation ................. $     25,117,070
Gross unrealized depreciation .................         (521,388)
					          --------------
Net unrealized appreciation ................... $     24,595,682
                                                  ==============
-------------------------------------------------------------------

Guardian Park Avenue Small Cap Fund

Schedule of Investments

March 31, 2006 (Unaudited)

Shares                                             Value
-----------------------------------------------------------
Common Stocks - 97.7%
Aerospace and Defense - 3.1%
  77,200    AAR Corp.*                         $   2,198,656
  29,900    Argon ST, Inc.*                        1,002,547
  22,700    Curtiss-Wright Corp.                   1,502,740
  36,900    EDO Corp.                              1,138,365

                                                   5,842,308

Air Freight and Logistics - 1.1%
  62,100    UTi Worldwide, Inc.                    1,962,360

Airlines - 2.0%
  91,900    Republic Airways Hldgs., Inc.*         1,361,039
  83,000    Skywest, Inc.                          2,429,410

                                                   3,790,449

Biotechnology - 4.4%
  24,400    Albany Molecular Research, Inc.*        247,904
   7,800    Amylin Pharmaceuticals, Inc.*           381,810
  25,200    Cotherix, Inc.*                         230,328
  13,900    Cubist Pharmaceuticals, Inc.*           319,283
  10,500    Digene Corp.*                           410,550
  16,600    Idenix Pharmaceuticals, Inc.*           225,262
  20,200    Illumina, Inc.*                         479,750
 125,400    Immunicon Corp.*                        505,362
  53,800    Incyte Corp.*                           323,876
  18,600    InterMune, Inc.*                        344,844
  73,700    Keryx Biopharmaceuticals, Inc.*        1,408,407
   4,800    Neurocrine Biosciences, Inc.*           309,792
  51,800    PDL BioPharma, Inc.*                   1,699,040
  12,300    Progenics Pharmaceuticals, Inc.*        325,827
  15,700    Serologicals Corp.*                     384,022
   4,300    United Therapeutics Corp.*              285,004
  10,800    Vertex Pharmaceuticals, Inc.*           395,172

                                                   8,276,233

Capital Markets - 5.6%
  43,100    Affiliated Managers Group, Inc.*       4,594,891
 129,700    Apollo Investment Corp.                2,309,957
  75,200    Nuveen Investments - Class A           3,620,880

                                                   10,525,728

Chemicals - 1.4%
  30,500    Albemarle Corp.                        1,383,175
  19,500    Cytec Inds., Inc.                      1,170,195

                                                   2,553,370

Commercial Banks - 4.6%
  40,100    Center Financial Corp.                  971,623
  55,800    East West Bancorp, Inc.                2,151,090
  16,300    IBERIABANK Corp.                        922,091
  13,800    Placer Sierra Bancshares                393,990
  23,900    PrivateBancorp, Inc.                    991,611
  33,500    Signature Bank*                        1,091,765
  31,000    SVB Financial Group*                   1,644,550
  15,600    Vineyard National Bancorp Co.           457,080

                                                   8,623,800

Commercial Services and Supplies - 6.4%
 109,900    Knoll, Inc.                            2,343,068
  42,300    Korn/Ferry Int'l.*                      862,497

Shares                                             Value
-----------------------------------------------------------

 119,900    Labor Ready, Inc.*                 $   2,871,605
 122,200    Resources Connection, Inc.*            3,044,002
  42,400    Stericycle, Inc.*                      2,867,088

                                                   11,988,260

Communications Equipment - 2.8%
 210,300    Arris Group, Inc.*                     2,893,728
 110,800    Polycom, Inc.*                         2,402,144

                                                   5,295,872

Computers and Peripherals - 1.4%
 115,000    Palm, Inc.*                            2,663,400

Diversified Consumer Services - 1.7%
  26,300    Bright Horizons Family Solutions, Inc.*1,018,599
  69,500    Universal Technical Institute, Inc.*   2,091,950

                                                   3,110,549

Diversified Financial Services - 0.7%
  30,300    Int'l. Securities Exchange, Inc.       1,261,995

Diversified Telecommunication Services - 0.7%
  64,800    Iowa Telecom. Svcs., Inc.              1,236,384

Electric Utilities - 0.7%
  52,200    ITC Hldgs. Corp.                       1,370,250

Electronic Equipment and Instruments - 2.0%
  72,200    Benchmark Electronics, Inc.*           2,768,870
  24,100    Plexus Corp.*                           905,437

                                                   3,674,307

Energy Equipment and Services - 2.5%
  97,100    TETRA Technologies, Inc.*              4,567,584

Food Products - 2.3%
  56,800    Flowers Foods, Inc.                    1,686,960
  95,700    Hain Celestial Group, Inc.*            2,506,383

                                                   4,193,343

Health Care Equipment and Supplies - 5.5%
 105,700    American Medical Systems Hldgs., Inc.* 2,378,250
  95,300    Conceptus, Inc.*                       1,249,383
  35,300    DJ Orthopedics, Inc.*                  1,403,528
  99,100    Immucor, Inc.*                         2,843,179
  28,300    Integra LifeSciences Hldgs.*           1,159,734
  43,600    Kensey Nash Corp.*                     1,246,960

                                                   10,281,034

Health Care Providers and Services - 0.3%
  17,900    Amedisys, Inc.*                         622,025

Hotels, Restaurants and Leisure - 4.3%
  36,300    Chipotle Mexican Grill, Inc. - Class A*2,010,657
  31,900    Orient-Express Hotels Ltd. - Class A   1,251,437
  39,300    Rare Hospitality Int'l., Inc.*         1,368,819
  96,700    Sonic Corp.*                           3,397,071

                                                   8,027,984

Household Durables - 1.7%
  47,100    Snap-On, Inc.                          1,795,452

Shares                                             Value
-----------------------------------------------------------

  38,100    Standard Pacific Corp.             $   1,280,922

                                                   3,076,374

Insurance - 3.5%
  76,800    Endurance Specialty Hldgs. Ltd.        2,499,840
  78,400    Hanover Insurance Group, Inc.          4,109,728

                                                   6,609,568

Internet Software and Services - 1.5%
  83,500    WebEx Comm., Inc.*                     2,811,445

Machinery - 2.4%
  36,100    Actuant Corp. - Class A                2,210,042
  44,700    IDEX Corp.                             2,331,999

                                                   4,542,041

Metals and Mining - 1.2%
  50,500    Century Aluminum Co.*                  2,143,725

Oil, Gas and Consumable Fuels - 6.0%
  26,100    Alliance Resource Partners LP           942,210
 118,800    Bill Barrett Corp.*                    3,871,692
  68,800    DCP Midstream Partners LP              1,888,560
  47,700    Goodrich Petroleum Corp.*              1,287,900
  58,700    Teekay LNG Partners LP                 1,834,375
  64,900    Western Refining, Inc.                 1,403,138

                                                   11,227,875

Personal Products - 0.5%
  86,300    Playtex Products, Inc.*                 903,561

Pharmaceuticals - 1.9%
  76,100    Barrier Therapeutics, Inc.*             736,648
 261,700    Discovery Laboratories, Inc.*          1,918,261
  56,750    Salix Pharmaceuticals Ltd.*             936,943

                                                   3,591,852

Real Estate - 4.4%
  12,700    Alexandria Real Estate Equities        1,210,691
 111,600    Ashford Hospitality Trust              1,383,840
  71,000    DiamondRock Hospitality Co.             980,510
  63,100    New Plan Excel Realty Trust            1,636,814
  30,600    Reckson Assocs. Realty Corp.           1,402,092
  46,700    Tanger Factory Outlet Centers, Inc.    1,606,947

                                                   8,220,894

Road and Rail - 1.0%
  96,100    Werner Enterprises, Inc.               1,765,357

Semiconductors and Semiconductor Equipment - 4.5%
  60,900    Netlogic Microsystems, Inc.*           2,509,689
  92,100    Trident Microsystems, Inc.*            2,676,426
 115,550    Varian Semiconductor Equipment Assoc., 3,244,644

                                                   8,430,759

Software - 8.7%
  45,300    Ansoft Corp.*                          1,888,557
  95,100    Blackboard, Inc.*                      2,701,791
  68,800    FactSet Research Systems, Inc.         3,051,280
 242,100    Informatica Corp.*                     3,764,655
  94,400    Internet Security Systems, Inc.*       2,263,712

Shares                                             Value
-----------------------------------------------------------

 156,880    Parametric Technology Corp.*       $   2,561,850

                                                   16,231,845

Specialty Retail - 2.8%
  62,300    Aeropostale, Inc.*                     1,878,968
  81,100    bebe stores, inc.                      1,493,862
 124,300    Charming Shoppes, Inc.*                1,848,341

                                                   5,221,171

Thrifts and Mortgage Finance - 3.3%
 117,800    BankAtlantic Bancorp, Inc. - Class A   1,695,142
  54,200    BankUnited Financial Corp. - Class A   1,465,568
 154,400    Commercial Capital Bancorp, Inc.       2,170,864
  17,000    Triad Guaranty, Inc.*                   797,300

                                                   6,128,874

Wireless Telecommunication Services - 0.8%
  65,000    SBA Comm. Corp. - Class A*             1,521,650

            Total Common Stocks                  182,294,226
            (Cost $152,695,446)


Principal                                          Value
Amount
-----------------------------------------------------------

Repurchase Agreement - 1.0%
$1,822,000  State Street Bank and Trust Co.
            repurchase agreement,
            dated 3/31/2006, maturity
            value $1,822,706 at
            4.65%, due 4/3/2006(1)
              (Cost $1,822,000)                $   1,822,000

Total Investments - 98.7%                        184,116,226
(Cost $154,517,446)
Cash, Receivables, and Other
Assets Less Liabilities - 1.3%                     2,468,542

Net Assets - 100%                              $ 186,584,768

*  Non-income producing security.
(1)The repurchase agreement is fully collateralized by $1,815,000 in
U.S. Government Agency, 5.25%, due 4/15/2007, with a value of $1,860,375.
-------------------------------------------------------------------

The cost of investments owned at March 31, 2006 for federal income tax purposes was substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at March 31, 2006 were as follows:

Gross unrealized appreciation ................. $     33,132,309
Gross unrealized depreciation .................       (3,533,529)
					          --------------
Net unrealized appreciation ................... $     29,598,780
                                                  ==============
-------------------------------------------------------------------

The Guardian UBS Small Cap Value Fund

Schedule of Investments

March 31, 2006 (Unaudited)


Shares                                                       Value
- -- -- -- ----- -- -- -- -- -- -- -- -- -- -- ----- -- - -- -- --
Common Stocks - 97.7%
Aerospace and Defense - 3.6%
     20,800    Esterline Technologies Corp.*       $        889,200
     18,900    Triumph Group, Inc.*                         836,514

                                                          1,725,714

Airlines - 1.4%
     20,100    AMR Corp.*                                   543,705
     20,700    Pinnacle Airlines Corp.*                     137,862

                                                            681,567

Auto Components - 1.5%
     42,300    American Axle & Mfg. Hldgs., Inc.            724,599

Automobiles - 1.1%
     17,000    Winnebago Inds., Inc.                        515,780

Biotechnology - 1.1%
     13,800    Alkermes, Inc.*                              304,290
      9,400    Keryx Biopharmaceuticals, Inc.*              179,634
      2,500    Telik, Inc.*                                  48,400

                                                            532,324

Building Products - 2.7%
     15,600    American Woodmark Corp.                      553,800
     22,700    Trex Co., Inc.*                              719,590

                                                          1,273,390

Capital Markets - 3.2%
     55,800    Apollo Investment Corp.                      993,798
     11,700    Lazard Ltd.                                  517,725

                                                          1,511,523

Chemicals - 1.9%
     11,500    Airgas, Inc.                                 449,535
     10,900    Lubrizol Corp.                               467,065

                                                            916,600

Commercial Banks - 7.7%
     25,700    Boston Private Financial Hldgs., Inc.        868,403
     36,300    Colonial BancGroup, Inc.                     907,500
      7,700    Cullen/Frost Bankers, Inc.                   413,875
     26,800    Placer Sierra Bancshares                     765,140
     27,600    South Financial Group, Inc.                  721,740

                                                          3,676,658

Commercial Services and Supplies - 3.8%
     31,500    Coinstar, Inc.*                              816,165
     10,900    Heidrick & Struggles Int'l., Inc.*           395,452
     20,000    McGrath Rentcorp                             601,200

                                                          1,812,817

Communications Equipment - 2.2%
     15,100    Harris Corp.                                 714,079
      9,700    Plantronics, Inc.                            343,671

                                                          1,057,750

Containers and Packaging - 1.1%
     52,500    Caraustar Inds., Inc.*                       540,225

Diversified Consumer Services - 1.9%
     28,900    Jackson Hewitt Tax Svc., Inc.                912,662


Shares                                                       Value
- -- -- -- ----- -- -- -- -- -- -- -- -- -- -- ----- -- - -- -- --

Diversified Financial Services - 1.2%
     51,600    Primus Guaranty Ltd.*               $        575,340

Diversified Telecommunication Services - 0.5%
      8,300    Neustar, Inc.*                               257,300

Electric Utilities - 1.5%
     25,600    Hawaiian Electric Inds., Inc.                694,528

Electrical Equipment - 3.0%
     25,100    Regal-Beloit Corp.                         1,060,977
     29,300    Ultralife Batteries, Inc.*                   376,505

                                                          1,437,482

Electronic Equipment and Instruments - 2.0%
     35,900    Newport Corp.*                               677,074
      8,700    Park Electrochemical Corp.                   256,650

                                                            933,724

Energy Equipment and Services - 2.9%
     17,700    Bristow Group, Inc.*                         546,930
     14,200    Oceaneering Int'l., Inc.*                    813,660

                                                          1,360,590

Food and Staples Retailing - 1.2%
     19,100    Nash Finch Co.                               571,090

Gas Utilities - 3.0%
     16,500    AGL Resources, Inc.                          594,825
     23,400    Equitable Resources, Inc.                    854,334

                                                          1,449,159

Health Care Equipment and Supplies - 2.7%
     19,600    Cooper Cos., Inc.                          1,058,988
      3,500    Dionex Corp.*                                215,180

                                                          1,274,168

Health Care Providers and Services - 3.8%
      4,000    Amedisys, Inc.*                              139,000
     16,100    LifePoint Hospitals, Inc.*                   500,710
     24,100    Molina Healthcare, Inc.*                     806,627
          3    Odyssey Healthcare, Inc.*                         51
     26,700    Option Care, Inc.                            377,538

                                                          1,823,926

Hotels, Restaurants and Leisure - 1.6%
     51,100    Caribou Coffee Co., Inc.*                    492,093
      6,700    Vail Resorts, Inc.*                          256,074

                                                            748,167

Household Durables - 8.1%
     38,300    Comstock Homebuilding Cos., Inc.*            421,683
     14,400    Jarden Corp.*                                473,040
     17,100    Lenox Group, Inc.*                           224,010
     10,300    Lifetime Brands, Inc.                        290,357
     12,600    Ryland Group, Inc.                           874,440
      8,300    Snap-On, Inc.                                316,396
     49,600    Tempur-Pedic Int'l., Inc.*                   701,840
     20,300    The Yankee Candle Co., Inc.                  555,611

                                                          3,857,377

Information Technology Services - 1.0%
     36,900    Bearingpoint, Inc.*                          313,281


Shares                                                       Value
- -- -- -- ----- -- -- -- -- -- -- -- -- -- -- ----- -- - -- -- --

     22,200    SM&A*                               $        144,300

                                                            457,581

Insurance - 5.3%
      7,600    AmerUs Group Co.                             457,824
     99,500    KMG America Corp.*                           851,720
     17,600    National Financial Partners Corp.            994,752
     13,000    Seabright Insurance Hldgs.*                  226,460

                                                          2,530,756

Internet Software and Services - 0.6%
     94,400    Tumbleweed Comm. Corp.*                      282,256

Leisure Equipment and Products - 1.6%
     49,600    Nautilus, Inc.                               741,520

Machinery - 1.3%
      7,300    Harsco Corp.                                 603,126

Media - 3.3%
     18,100    ADVO, Inc.                                   579,200
     21,400    Carmike Cinemas, Inc.                        516,382
     35,000    Radio One, Inc.*                             261,100
     24,300    Saga Comm., Inc.*                            234,981

                                                          1,591,663

Multiline Retail - 0.6%
     12,800    Tuesday Morning Corp.                        295,552

Oil, Gas and Consumable Fuels - 3.4%
     13,100    Cimarex Energy Co.                           566,706
     17,900    EXCO Resources, Inc.*                        224,287
      9,100    Foundation Coal Hldgs., Inc.                 374,374
     34,400    NGP Capital Resources Co.                    467,840

                                                          1,633,207

Personal Products - 2.3%
     15,900    Chattem, Inc.*                               598,635
     29,200    Nu Skin Enterprises, Inc.                    511,876

                                                          1,110,511

Pharmaceuticals - 0.8%
     23,400    Connetics Corp.*                             396,162

Real Estate - 3.5%
     19,007    Government Pptys. Trust, Inc.*               181,327
     22,000    LaSalle Hotel Pptys.                         902,000
     22,200    Thornburg Mortgage, Inc.                     600,732

                                                          1,684,059

Road and Rail - 0.9%
      1,575    Genesee & Wyoming, Inc.*                      48,321
      1,100    Landstar System, Inc.                         48,532
      8,300    YRC Worldwide, Inc.*                         315,898

                                                            412,751

Semiconductors and Semiconductor Equipment - 0.3%
     18,000    Monolithic System Technology, Inc.*          159,480

Software - 0.5%
      7,900    Reynolds & Reynolds Co.                      224,360

Specialty Retail - 1.7%
     35,100    PETCO Animal Supplies, Inc.*                 827,307


Shares                                                       Value
- -- -- -- ----- -- -- -- -- -- -- -- -- -- -- ----- -- - -- -- --

Textiles, Apparel and Luxury Goods - 1.0%
     20,800    Movado Group, Inc.                  $        480,064

Thrifts and Mortgage Finance - 4.1%
      8,900    Accredited Home Lenders Hldg. Co.*           455,502
     18,800    IndyMac Bancorp, Inc.                        769,484
     70,400    Ocwen Financial Corp.*                       719,488

                                                          1,944,474

Wireless Telecommunication Services - 0.8%
     51,300    InPhonic, Inc.*                              358,587

               Total Common Stocks                       46,597,876
               (Cost $39,225,915)

Principal
Amount                                                       Value
- -- -- -- ----- -- -- -- -- -- -- -- -- -- -- ----- -- - -- -- --

Repurchase Agreement - 2.4%
 $1,130,000    State Street Bank and Trust Co.
               repurchase agreement,
               dated 3/31/06, maturity
               value $1,130,438 at
               4.65%, due 4/3/2006(1)
               (Cost $1,130,000)                   $      1,130,000

Total Investments - 100.1%                               47,727,876
(Cost $40,355,915)
Liabilities in Excess of Cash, Receivables and
Other Assets - (0.1)%                                       -45,847
Net Assets - 100%                                  $     47,682,029


*  Non-income producing security.
(1) The repurchase agreement is fully collateralized by $1,235,000 in U.S. Government Agency 5.50%, due 7/14/28, with a value of $1,154,904.
-------------------------------------------------------------------

The cost of investments owned at March 31, 2006 for federal income tax purposes was substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at March 31, 2006 were as follows:

Gross unrealized appreciation ................. $      9,578,387
Gross unrealized depreciation .................       (2,206,426)
					          --------------
Net unrealized appreciation ................... $      7,371,961
                                                  ==============
-------------------------------------------------------------------

The Guardian Asset Allocation Fund

Schedule of Investments

March 31, 2006 (Unaudited)

Shares                                                      Value
- -- -- -- --- -- -- -- -- -- -- -- ------ -- -- --- --- -- -- --
Common Stocks - 4.6%
Aerospace and Defense - 0.1%
        444  Boeing Co.                            $        34,601
        536  Honeywell Int'l., Inc.                         22,925
        446  Lockheed Martin Corp.                          33,508
        312  Northrop Grumman Corp.                         21,306
        424  Raytheon Co.                                   19,436
        636  United Technologies Corp.                      36,869

                                                           168,645

Air Freight and Logistics - 0.0%
        619  United Parcel Svc., Inc. - Class B             49,136

Automobiles - 0.1%
      2,735  Ford Motor Co.                                 21,771
        338  General Motors Corp.                            7,189
        619  Harley-Davidson, Inc.                          32,114

                                                            61,074

Beverages - 0.1%
        538  Anheuser-Busch Cos., Inc.                      23,010
      1,095  Coca-Cola Co.                                  45,848
        967  PepsiCo., Inc.                                 55,883

                                                           124,741

Biotechnology - 0.1%
        742  Amgen, Inc.*                                   53,981
        417  Biogen Idec, Inc.*                             19,641
        435  Chiron Corp.*                                  19,927
        426  MedImmune, Inc.*                               15,583

                                                           109,132

Building Products - 0.0%
        508  Masco Corp.                                    16,505

Capital Markets - 0.1%
        194  Ameriprise Financial, Inc.                      8,742
        347  Bank of New York, Inc.                         12,506
         48  Charles Schwab Corp.                              826
        300  Goldman Sachs Group, Inc.                      47,088
         80  Lehman Brothers Hldgs., Inc.                   11,562
        756  Mellon Financial Corp.                         26,914
        410  Merrill Lynch & Co., Inc.                      32,291
        452  Morgan Stanley                                 28,395
         57  State Street Corp.                              3,444

                                                           171,768

Chemicals - 0.1%
        567  Dow Chemical Co.                               23,020
        335  E.I. Du Pont de Nemours & Co.                  14,140
        385  Monsanto Co.                                   32,629
        574  PPG Inds., Inc.                                36,363
        170  Rohm & Haas Co.                                 8,308

                                                           114,460

Commercial Banks - 0.3%
      3,520  Bank of America Corp.                         160,301
        872  BB&T Corp.                                     34,182
        617  Fifth Third Bancorp                            24,285
      1,410  KeyCorp                                        51,888
        712  U.S. Bancorp                                   21,716

Shares                                                      Value
- -- -- -- --- -- -- -- -- -- -- -- ------ -- -- --- --- -- -- --
      1,292  Wachovia Corp.                        $        72,417
        750  Wells Fargo & Co.                              47,902

                                                           412,691

Commercial Services and Supplies - 0.0%
        796  Cendant Corp.                                  13,811
        307  Cintas Corp.                                   13,084
        269  PHH Corp.*                                      7,182
        479  Waste Management, Inc.                         16,909

                                                            50,986

Communications Equipment - 0.1%
      2,325  Cisco Systems, Inc.*                           50,383
      1,682  Corning, Inc.*                                 45,263
      2,075  Motorola, Inc.                                 47,538
        968  QUALCOMM, Inc.                                 48,990

                                                           192,174

Computers and Peripherals - 0.2%
        776  Dell, Inc.*                                    23,094
      2,986  EMC Corp.*                                     40,699
      1,615  Hewlett Packard Co.                            53,134
        866  Int'l. Business Machines                       71,419
      6,516  Sun Microsystems, Inc.*                        33,427

                                                           221,773

Consumer Finance - 0.1%
        972  American Express Co.                           51,079
        146  Capital One Financial Corp.                    11,756
        865  SLM Corp.                                      44,928

                                                           107,763

Distributors - 0.0%
        667  Genuine Parts Co.                              29,235

Diversified Financial Services - 0.1%
      3,073  Citigroup, Inc.                               145,138
        466  J.P. Morgan Chase & Co.                        19,404

                                                           164,542

Diversified Telecommunication Services - 0.1%
      2,350  AT & T, Inc.                                   63,544
      1,378  BellSouth Corp.                                47,748
      1,371  Verizon Comm.                                  46,696

                                                           157,988

Electric Utilities - 0.1%
        505  Entergy Corp.                                  34,815
        250  Exelon Corp.                                   13,225
        728  FPL Group, Inc.                                29,222
        495  Progress Energy, Inc.                          21,770
      1,250  Southern Co.                                   40,962

                                                           139,994

Electrical Equipment - 0.0%
        424  Cooper Inds. Ltd. - Class A                    36,846

Electronic Equipment and Instruments - 0.0%
      2,123  Solectron Corp.*                                8,492

Energy Equipment and Services - 0.1%
        705  Baker Hughes, Inc.                             48,222

Shares                                                      Value
- -- -- -- --- -- -- -- -- -- -- -- ------ -- -- --- --- -- -- --
        581  Schlumberger Ltd.                     $        73,537

                                                           121,759

Food and Staples Retailing - 0.1%
        840  Albertson's, Inc.                              21,563
      1,240  CVS Corp.                                      37,039
      1,009  Kroger Co.*                                    20,543
        699  Safeway, Inc.                                  17,559
      1,295  Wal-Mart Stores, Inc.                          61,175

                                                           157,879

Food Products - 0.1%
        994  Archer-Daniels-Midland Co.                     33,448
        321  Campbell Soup Co.                              10,400
        162  ConAgra Foods, Inc.                             3,477
        128  General Mills, Inc.                             6,487
        224  H.J. Heinz Co.                                  8,494
        234  Hershey Co.                                    12,222
        512  Kellogg Co.                                    22,548
        369  W.M. Wrigley Jr. Co.                           23,616

                                                           120,692

Health Care Equipment and Supplies - 0.1%
        328  Baxter Int'l., Inc.                            12,730
         22  Becton Dickinson & Co., Inc.                    1,355
        632  Boston Scientific Corp.*                       14,568
        272  C.R. Bard, Inc.                                18,444
        956  Medtronic, Inc.                                48,517
        584  St. Jude Medical, Inc.*                        23,944
        588  Stryker Corp.                                  26,072
        384  Zimmer Hldgs., Inc.*                           25,958

                                                           171,588

Health Care Providers and Services - 0.1%
        596  AmerisourceBergen Corp.                        28,769
        246  Cigna Corp.                                    32,132
        306  HCA, Inc.                                      14,012
      1,529  Health Management
             Assoc., Inc. - Class A                         32,980
        378  McKesson Corp.                                 19,705
      1,512  Tenet Healthcare Corp.*                        11,159
        258  WellPoint, Inc.*                               19,977

                                                           158,734

Hotels, Restaurants and Leisure - 0.1%
         90  Carnival Corp.                                  4,263
        551  McDonald's Corp.                               18,933
      1,286  Starbucks Corp.*                               48,405

                                                            71,601

Household Products - 0.1%
        614  Clorox Co.                                     36,748
         55  Kimberly-Clark Corp.                            3,179
      1,874  Procter & Gamble Co.                          107,980

                                                           147,907

Independent Power Producers and Energy Traders - 0.0%
      1,368  AES Corp.*                                     23,338
        404  Duke Energy Corp.                              11,777
        184  TXU Corp.                                       8,236

                                                            43,351

Shares                                                      Value
- -- -- -- --- -- -- -- -- -- -- -- ------ -- -- --- --- -- -- --
Industrial Conglomerates - 0.2%
        636  3M Co.                                $        48,139
      5,003  General Electric Co.                          174,004
      1,024  Tyco Int'l. Ltd.                               27,525

                                                           249,668

Information Technology Services - 0.1%
        242  Automatic Data Processing, Inc.                11,054
      1,125  Electronic Data Systems Corp.                  30,184
        116  First Data Corp.                                5,431
        957  Paychex, Inc.                                  39,869
        108  Sabre Hldgs. Corp. - Class A                    2,541

                                                            89,079

Insurance - 0.2%
        153  AFLAC, Inc.                                     6,905
        408  Allstate Corp.                                 21,261
      1,615  American Int'l. Group, Inc.                   106,735
        181  Chubb Corp.                                    17,275
        186  Loews Corp.                                    18,823
        664  Marsh & McLennan Cos., Inc.                    19,495
        884  MetLife, Inc.                                  42,759
        253  Progressive Corp.                              26,378
        687  St. Paul Travelers Cos., Inc.                  28,710

                                                           288,341

Internet Software and Services - 0.0%
        784  Yahoo! Inc.*                                   25,292

Leisure Equipment and Products - 0.0%
        849  Eastman Kodak Co.                              24,146
      1,448  Mattel, Inc.                                   26,252

                                                            50,398

Machinery - 0.1%
        452  Caterpillar, Inc.                              32,458
        391  Deere & Co.                                    30,909

                                                            63,367

Media - 0.2%
        374  CBS Corp. - Class B                             8,969
      1,846  Clear Channel Comm., Inc.                      53,552
      1,017  Comcast Corp. - Class A*                       26,605
        429  Gannett Co., Inc.                              25,706
        230  Live Nation, Inc.*                              4,563
        495  New York Times Co. - Class A                   12,528
      2,712  Time Warner, Inc.                              45,534
         77  Tribune Co.                                     2,112
        374  Viacom, Inc. - Class B*                        14,511
        967  Walt Disney Co.                                26,970

                                                           221,050

Metals and Mining - 0.0%
      1,064  Alcoa, Inc.                                    32,516

Multiline Retail - 0.1%
        702  Kohl's Corp.*                                  37,213
        481  Target Corp.                                   25,017

                                                            62,230

Multi-Utilities - 0.0%
         82  Public Svc. Enterprise Group, Inc.              5,251

Shares                                                      Value
- -- -- -- --- -- -- -- -- -- -- -- ------ -- -- --- --- -- -- --
Oil, Gas and Consumable Fuels - 0.4%
        206  Anadarko Petroleum Corp.              $        20,808
        294  Burlington Resources, Inc.                     27,021
      1,774  Chevron Corp.                                 102,839
        966  ConocoPhillips                                 61,003
      1,936  El Paso Corp.                                  23,329
      3,898  Exxon Mobil Corp.                             237,232

                                                           472,232

Personal Products - 0.0%
        852  Avon Products, Inc.                            26,557

Pharmaceuticals - 0.2%
        216  Allergan, Inc.                                 23,436
        962  Bristol-Myers Squibb Corp.                     23,675
        449  Eli Lilly & Co.                                24,829
      1,772  Johnson & Johnson                             104,938
        979  King Pharmaceuticals, Inc.*                    16,888
      4,515  Pfizer, Inc.                                  112,514
        475  Schering-Plough Corp.                           9,020

                                                           315,300

Real Estate - 0.0%
        483  Plum Creek Timber Co., Inc.                    17,837
        472  Simon Ppty. Group, Inc.                        39,714

                                                            57,551

Road and Rail - 0.1%
        552  Burlington Northern Santa Fe                   45,998
        374  Union Pacific Corp.                            34,913

                                                            80,911

Semiconductors and Semiconductor Equipment - 0.2%
         54  Analog Devices, Inc.                            2,068
        548  Applied Materials, Inc.                         9,596
        432  Broadcom Corp. - Class A*                      18,645
        670  Freescale Semiconductor,
             Inc. - Class B*                                18,606
      3,330  Intel Corp.                                    64,436
      1,048  KLA-Tencor Corp.                               50,681
        249  Linear Technology Corp.                         8,735
        494  Maxim Integrated Products, Inc.                18,352
        702  Micron Technology, Inc.*                       10,333
      1,503  Texas Instruments, Inc.                        48,802

                                                           250,254

Software - 0.2%
      1,104  Adobe Systems, Inc.*                           38,552
        490  CA, Inc.                                       13,333
      5,145  Microsoft Corp.                               139,995
      1,479  Symantec Corp.*                                24,892

                                                           216,772

Specialty Retail - 0.1%
        716  Bed, Bath & Beyond, Inc.*                      27,494
        645  Best Buy Co., Inc.                             36,075
        247  Gap, Inc.                                       4,614
        943  Home Depot, Inc.                               39,889
        315  Lowe's Cos., Inc.                              20,299
        648  Staples, Inc.                                  16,537

                                                           144,908

Shares                                                      Value
- -- -- -- --- -- -- -- -- -- -- -- ------ -- -- --- --- -- -- --
Textiles, Apparel and Luxury Goods - 0.0%
        455  NIKE, Inc. - Class B                  $        38,720

Thrifts and Mortgage Finance - 0.0%
        350  Federal National Mortgage Assn.                17,990
        645  Washington Mutual, Inc.                        27,490

                                                            45,480

Tobacco - 0.1%
      1,216  Altria Group, Inc.                             86,166
        509  UST, Inc.                                      21,174

                                                           107,340

Wireless Telecommunication Services - 0.1%
        364  ALLTEL Corp.                                   23,569
      1,710  Sprint Nextel Corp.                            44,186

                                                            67,755

             Total Common Stocks                         6,242,428
             (Cost $5,931,520)

Mutual Fund - 89.8%
Equity - 89.8%
 13,766,196  The Guardian S&P 500
             Index Fund, Class A+(1)               $   122,519,140
             (Cost $119,548,167)

Principal                                                   Value
Amount
- -- -- -- --- -- -- -- -- -- -- -- ------ -- -- --- --- -- -- --
U.S. Government Securities - 0.9%
U.S. Treasury Bills - 0.9%
             U.S. Treasury Bills
    $50,000  4.25% due 4/20/2006(2)                $        49,888
     70,000  4.43% due 5/18/2006(2)                         69,595
    300,000  4.485% due 6/15/2006(2)                       297,197
    800,000  4.50% due 6/1/2006(2)                         793,900

             Total U.S. Government Securities            1,210,580
             (Cost $1,210,580)

Repurchase Agreement - 1.3%
 $1,729,000  State Street Bank and Trust Co.       $     1,729,000
             repurchase agreement,
             dated 3/31/2006, maturity
             value $1,729,670 at
             4.65%, due 4/3/2006(3)
             (Cost $1,729,000)

Total Investments - 96.6%                              131,701,148
(Cost $128,419,267)
Cash, Receivables, and Other Assets
Less Liabilities - 3.4%                                  4,643,337

Net Assets - 100%                                  $   136,344,485


*  Non-income producing security.
+  The Guardian S&P 500 Index Fund schedule of investments is included herein.
(1)  Majority-owned subsidiary.
(2) The U.S. Treasury Bill is segregated as collateral to cover margin requirements on open futures contracts.
(3) The repurchase agreement is fully collateralized by $1,805,000 in U.S. Government Agency 4.125%, due 5/15/2010, with a value of $1,764,388.
(4) Affiliated issuers, as defined in the 1940 Act, include issuers in which the Fund held 5% or more of the outstanding voting securities. Majority -owned subsidiaries include issuers in which the Fund held 50% or more of the outstanding voting securities.


- -- -- -- --- -- -- -- -- -- -- -- ------ -- -- --- --- -- -- --
                                                       Unrealized
Contracts    Description                 Expiration    Depreciation
Sold Futures Contracts
    60       S & P 500 Index              06/2006  $     (203,076)
- -- -- -- --- -- -- -- -- -- -- -- ------ -- -- --- --- -- -- --

-------------------------------------------------------------------

The cost of investments owned at March 31, 2006 for federal income tax purposes was substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at March 31, 2006 were as follows:

Gross unrealized appreciation ................. $      4,299,632
Gross unrealized depreciation .................       (1,017,751)
					          --------------
Net unrealized appreciation ................... $      3,281,881
                                                  ==============
-------------------------------------------------------------------
--------------------------------------------------------------------

Investment in Affiliates (4)

       A summary of GAAF transactions in affiliated securities during the three months ended March 31, 2006 is set forth below:

                     Balance of       Gross               Balance of
                     Shares Held  Purchases      Gross   Shares Held
                    December 31,        and  Sales and      March 31,
    Name of Issuer         2005   Additions  Reductions         2006
---------------------   --------------------------------------------
Majority-Owned Subsidiary
The Guardian S&P 500
Index Fund, Class A   14,890,483        -    (1,124,287)  13,766,196


                                  Dividends Net Realized         Net
                           Value   Included   Gains from    Realized
                        March 31, In Dividend Underlying        Gain
    Name of Issuer          2006     Income        Funds    on Sales
-----------------------    -----------------------------------------
Majority-Owned Subsidiary
The Guardian S&P 500
Index Fund, Class A   $122,519,140   $ -        $   -        $713,306

----------------------------------------------------------------------
----------------------------------------------------------------------

The Guardian S&P 500 Index Fund

Schedule of Investments

March 31, 2006 (Unaudited)

Shares                                                      Value
- -- -- -- ---- -- -- -- -- -- -- -- ------ -- -- -- --- -- -- --
Common Stocks - 98.6%
Aerospace and Defense - 2.3%
     12,088   Boeing Co.                           $       942,018
      6,250   General Dynamics Corp.                       399,875
      2,343   Goodrich Corp.                               102,178
     13,224   Honeywell Int'l., Inc.                       565,590
      1,600   L-3 Comm. Hldgs., Inc.                       137,264
      5,204   Lockheed Martin Corp.                        390,976
      5,740   Northrop Grumman Corp.                       391,985
      6,629   Raytheon Co.                                 303,873
      2,645   Rockwell Collins, Inc.                       149,046
     15,510   United Technologies Corp.                    899,115

                                                         4,281,920

Air Freight and Logistics - 1.0%
      4,550   FedEx Corp.                                  513,877
        810   Ryder Systems, Inc.                           36,272
     15,915   United Parcel Svc., Inc. - Class B         1,263,333

                                                         1,813,482

Airlines - 0.1%
     12,232   Southwest Airlines Co.                       220,054

Auto Components - 0.1%
        945   Cooper Tire & Rubber Co.                      13,551
      1,665   Goodyear Tire & Rubber Co.*                   24,109
      2,858   Johnson Controls, Inc.                       217,008

                                                           254,668

Automobiles - 0.4%
     28,459   Ford Motor Co.                               226,534
      8,879   General Motors Corp.                         188,856
      4,838   Harley-Davidson, Inc.                        250,995

                                                           666,385

Beverages - 2.0%
     11,891   Anheuser-Busch Cos., Inc.                    508,578
        690   Brown-Forman Corp. - Class B                  53,109
     32,032   Coca-Cola Co.                              1,341,180
      4,764   Coca-Cola Enterprises, Inc.                   96,900
      3,100   Constellation Brands, Inc. -
              Class A*                                      77,655
        525   Molson Coors Brewing Co. -
              Class B                                       36,026
      2,459   Pepsi Bottling Group, Inc.                    74,729
     25,065   PepsiCo., Inc.                             1,448,506

                                                         3,636,683

Biotechnology - 1.5%
     18,058   Amgen, Inc.*                               1,313,720
      3,019   Applera Corp.-Applied
              Biosystems Group                              81,936
      5,322   Biogen Idec, Inc.*                           250,666
      2,723   Chiron Corp.*                                124,741
      4,379   Genzyme Corp.*                               294,356
      7,600   Gilead Sciences, Inc.*                       472,872
      3,661   MedImmune, Inc.*                             133,919

                                                         2,672,210

Building Products - 0.2%
      3,186   American Standard Cos., Inc.                 136,552

Shares                                                      Value
- -- -- -- ---- -- -- -- -- -- -- -- ------ -- -- -- --- -- -- --
      5,783   Masco Corp.                          $       187,890

                                                           324,442

Capital Markets - 3.4%
      3,930   Ameriprise Financial, Inc.                   177,086
     11,877   Bank of New York, Inc.                       428,047
      1,889   Bear Stearns Cos., Inc.                      262,004
     13,989   Charles Schwab Corp.                         240,751
      5,500   E*TRADE Financial Corp.*                     148,390
      1,600   Federated Investors, Inc. -
              Class B                                       62,480
      2,401   Franklin Resources, Inc.                     226,270
      6,666   Goldman Sachs Group, Inc.                  1,046,295
      3,184   Janus Capital Group, Inc.                     73,773
      4,199   Lehman Brothers Hldgs., Inc.                 606,882
      6,309   Mellon Financial Corp.                       224,600
     14,354   Merrill Lynch & Co., Inc.                  1,130,521
     16,508   Morgan Stanley                             1,037,033
      3,195   Northern Trust Corp.                         167,738
      5,114   State Street Corp.                           309,039
      1,728   T. Rowe Price Group, Inc.                    135,147

                                                         6,276,056

Chemicals - 1.5%
      3,281   Air Products & Chemicals, Inc.               220,450
        966   Ashland, Inc.                                 68,663
     13,965   Dow Chemical Co.                             566,979
     13,809   E.I. Du Pont de Nemours & Co.                582,878
      1,083   Eastman Chemical Co.                          55,428
      3,253   Ecolab, Inc.                                 124,265
      1,823   Engelhard Corp.                               72,209
      1,497   Hercules, Inc.*                               20,659
      1,377   Int'l. Flavors & Fragrances, Inc.             47,259
      4,436   Monsanto Co.                                 375,951
      2,774   PPG Inds., Inc.                              175,733
      5,132   Praxair, Inc.                                283,030
      1,534   Rohm & Haas Co.                               74,966
      1,093   Sigma-Aldrich                                 71,908
        373   Tronox, Inc. - Class B*                        6,338

                                                         2,746,716

Commercial Banks - 5.8%
      5,373   AmSouth Bancorporation                       145,340
     70,201   Bank of America Corp.                      3,196,953
      8,563   BB&T Corp.                                   335,670
      2,548   Comerica, Inc.                               147,708
      1,900   Compass Bancshares, Inc.                      96,159
      7,546   Fifth Third Bancorp                          297,010
      1,845   First Horizon Nat'l. Corp.                    76,844
      3,600   Huntington Bancshares, Inc.                   86,868
      6,165   KeyCorp                                      226,872
      1,300   M & T Bank Corp.                             148,382
      3,714   Marshall & Ilsley Corp.                      161,856
      8,365   National City Corp.                          291,938
      7,607   North Fork Bancorporation, Inc.              219,310
      4,177   PNC Financial Svcs. Group                    281,154
      7,283   Regions Financial Corp.                      256,143
      5,676   SunTrust Banks, Inc.                         412,986
      4,926   Synovus Financial Corp.                      133,445
     28,304   U.S. Bancorp                                 863,272

Shares                                                      Value
- -- -- -- ---- -- -- -- -- -- -- -- ------ -- -- -- --- -- -- --
     24,714   Wachovia Corp.                       $     1,385,220
     25,987   Wells Fargo & Co.                          1,659,790
      1,438   Zions Bancorporation                         118,966

                                                        10,541,886

Commercial Services and Supplies - 0.7%
      4,995   Allied Waste Inds., Inc.*                     61,139
      1,581   Avery Dennison Corp.                          92,457
     15,262   Cendant Corp.                                264,796
      2,425   Cintas Corp.                                 103,353
      2,052   Equifax, Inc.                                 76,416
      1,707   Monster Worldwide, Inc.*                      85,111
      3,634   Pitney Bowes, Inc.                           156,008
      2,723   R.R. Donnelley & Sons Co.                     89,096
      2,547   Robert Half Int'l., Inc.                      98,340
      8,974   Waste Management, Inc.                       316,782

                                                         1,343,498

Communications Equipment - 3.0%
      1,590   ADC Telecomm., Inc.*                          40,688
      2,400   Andrew Corp.*                                 29,472
      6,102   Avaya, Inc.*                                  68,953
     10,503   CIENA Corp.*                                  54,721
     95,942   Cisco Systems, Inc.*                       2,079,063
      2,380   Comverse Technology, Inc.*                    56,001
     23,897   Corning, Inc.*                               643,068
     23,634   JDS Uniphase Corp.*                           98,554
     67,556   Lucent Technologies, Inc.*                   206,046
     36,825   Motorola, Inc.                               843,661
     25,304   QUALCOMM, Inc.                             1,280,635
      5,897   Tellabs, Inc.*                                93,762

                                                         5,494,624

Computers and Peripherals - 3.6%
     12,669   Apple Computer, Inc.*                        794,600
     35,726   Dell, Inc.*                                1,063,206
     36,868   EMC Corp.*                                   502,511
      4,621   Gateway, Inc.*                                10,120
     43,898   Hewlett Packard Co.                        1,444,244
     23,981   Int'l. Business Machines                   1,977,713
      1,823   Lexmark Int'l. Group, Inc. -
              Class A*                                      82,728
      2,758   NCR Corp.*                                   115,257
      5,702   Network Appliance, Inc.*                     205,443
      2,698   QLogic Corp.*                                 52,206
     54,932   Sun Microsystems, Inc.*                      281,801

                                                         6,529,829

Construction and Engineering - 0.1%
      1,550   Fluor Corp.                                  132,990

Construction Materials - 0.1%
      1,439   Vulcan Materials Co.                         124,689

Consumer Finance - 0.9%
     19,651   American Express Co.                       1,032,660
      3,450   Capital One Financial Corp.                  277,794
      7,101   SLM Corp.                                    368,826

                                                         1,679,280

Shares                                                      Value
- -- -- -- ---- -- -- -- -- -- -- -- ------ -- -- -- --- -- -- --
Containers and Packaging - 0.2%
      1,626   Ball Corp.                           $        71,268
      1,504   Bemis Co., Inc.                               47,496
      2,261   Pactiv Corp.*                                 55,485
      1,781   Sealed Air Corp.                             103,066
      1,394   Temple-Inland, Inc.                           62,103

                                                           339,418

Distributors - 0.1%
      2,486   Genuine Parts Co.                            108,961

Diversified Consumer Services - 0.1%
      1,845   Apollo Group, Inc. - Class A*                 96,881
      5,208   H & R Block, Inc.                            112,753

                                                           209,634

Diversified Financial Services - 3.4%
      3,200   CIT Group, Inc.                              171,264
     73,862   Citigroup, Inc.                            3,488,502
     54,053   J.P. Morgan Chase & Co.                    2,250,767
      3,318   Moody's Corp.                                237,104

                                                         6,147,637

Diversified Telecommunication Services - 2.4%
     58,267   AT & T, Inc.                               1,575,540
     28,012   BellSouth Corp.                              970,616
      1,992   CenturyTel, Inc.                              77,927
      6,319   Citizens Comm. Co.                            83,853
     23,023   Qwest Comm. Int'l., Inc.*                    156,556
     44,585   Verizon Comm.                              1,518,565

                                                         4,383,057

Electric Utilities - 1.5%
      2,653   Allegheny Energy, Inc.*                       89,804
      6,284   American Electric Power, Inc.                213,782
      2,886   CiNergy Corp.                                131,053
      4,648   Edison Int'l.                                191,405
      3,618   Entergy Corp.                                249,425
      9,704   Exelon Corp.                                 513,341
      5,049   FirstEnergy Corp.                            246,896
      5,814   FPL Group, Inc.                              233,374
      1,212   Pinnacle West Capital Corp.                   47,389
      5,384   PPL Corp.                                    158,290
      4,069   Progress Energy, Inc.                        178,955
     12,246   Southern Co.                                 401,301

                                                         2,655,015

Electrical Equipment - 0.5%
      2,786   American Power Conversion Corp.               64,385
      1,359   Cooper Inds. Ltd. - Class A                  118,097
      6,564   Emerson Electric Co.                         548,947
      2,645   Rockwell Automation, Inc.                    190,202

                                                           921,631

Electronic Equipment and Instruments - 0.3%
      7,382   Agilent Technologies, Inc.*                  277,194
      2,726   Jabil Circuit, Inc.*                         116,836
      2,802   Molex, Inc.                                   93,026
      7,816   Sanmina-SCI Corp.*                            32,046
     12,349   Solectron Corp.*                              49,396
      3,132   Symbol Technologies, Inc.                     33,137

Shares                                                      Value
- -- -- -- ---- -- -- -- -- -- -- -- ------ -- -- -- --- -- -- --
      1,336   Tektronix, Inc.                      $        47,709

                                                           649,344

Energy Equipment and Services - 1.9%
      5,434   B.J. Svcs. Co.                               188,016
      5,564   Baker Hughes, Inc.                           380,578
      8,090   Halliburton Co.                              590,732
      2,392   Nabors Inds., Inc.*                          171,219
      2,600   National-Oilwell Varco, Inc.*                166,712
      2,008   Noble Corp.                                  162,849
      1,317   Rowan Cos., Inc.                              57,895
      8,903   Schlumberger Ltd.                          1,126,853
      4,872   Transocean, Inc.*                            391,222
      5,500   Weatherford Int'l. Ltd.*                     251,625

                                                         3,487,701

Food and Staples Retailing - 2.4%
      5,902   Albertson's, Inc.                            151,504
      7,059   Costco Wholesale Corp.                       382,315
     12,602   CVS Corp.                                    376,422
     11,800   Kroger Co.*                                  240,248
      7,230   Safeway, Inc.                                181,618
      1,885   Supervalu, Inc.                               58,096
      9,731   Sysco Corp.                                  311,879
     37,952   Wal-Mart Stores, Inc.                      1,792,852
     15,872   Walgreen Co.                                 684,559
      2,200   Whole Foods Market, Inc.                     146,168

                                                         4,325,661

Food Products - 1.0%
      9,568   Archer-Daniels-Midland Co.                   321,963
      2,069   Campbell Soup Co.                             67,036
      8,628   ConAgra Foods, Inc.                          185,157
      5,846   General Mills, Inc.                          296,275
      5,823   H.J. Heinz Co.                               220,808
      2,920   Hershey Co.                                  152,512
      2,444   Kellogg Co.                                  107,634
      1,968   McCormick & Co., Inc.                         66,636
     12,269   Sara Lee Corp.                               219,370
      3,000   Tyson Foods, Inc. - Class A                   41,220
      2,330   W.M. Wrigley Jr. Co.                         149,120

                                                         1,827,731

Gas Utilities - 0.0%
        674   NICOR, Inc.                                   26,664
        527   Peoples Energy Corp.                          18,782

                                                            45,446

Health Care Equipment and Supplies - 2.0%
        755   Bausch & Lomb, Inc.                           48,093
      9,370   Baxter Int'l., Inc.                          363,650
      3,689   Becton Dickinson & Co., Inc.                 227,168
      3,846   Biomet, Inc.                                 136,610
     10,182   Boston Scientific Corp.*                     234,695
      1,442   C.R. Bard, Inc.                               97,782
      1,700   Fisher Scientific Int'l., Inc.*              115,685
      5,022   Guidant Corp.                                392,017
      2,380   Hospira, Inc.*                                93,915
     18,880   Medtronic, Inc.                              958,160
        653   Millipore Corp.*                              47,708

Shares                                                      Value
- -- -- -- ---- -- -- -- -- -- -- -- ------ -- -- -- --- -- -- --
      2,010   PerkinElmer, Inc.                    $        47,175
      5,634   St. Jude Medical, Inc.*                      230,994
      4,894   Stryker Corp.                                217,000
      2,568   Thermo Electron Corp.*                        95,247
      2,045   Waters Corp.*                                 88,242
      3,813   Zimmer Hldgs., Inc.*                         257,759

                                                         3,651,900

Health Care Providers and Services - 3.0%
      9,344   Aetna, Inc.                                  459,164
      3,708   AmerisourceBergen Corp.                      178,985
      6,258   Cardinal Health, Inc.                        466,346
      6,800   Caremark Rx, Inc.*                           334,424
      1,821   Cigna Corp.                                  237,859
      3,000   Coventry Health Care, Inc.*                  161,940
      2,330   Express Scripts, Inc.*                       204,807
      6,262   HCA, Inc.                                    286,737
      3,671   Health Management Assoc., Inc. -
              Class A                                       79,184
      2,389   Humana, Inc.*                                125,781
      3,317   IMS Health, Inc.                              85,479
      2,100   Laboratory Corp. of America*                 122,808
      1,456   Manor Care, Inc.                              64,574
      4,585   McKesson Corp.                               239,016
      4,611   Medco Health Solutions, Inc.*                263,841
      1,800   Patterson Cos., Inc.*                         63,360
      2,476   Quest Diagnostics, Inc.                      127,019
      6,941   Tenet Healthcare Corp.*                       51,225
     20,640   UnitedHealth Group, Inc.                   1,152,950
     10,412   WellPoint, Inc.*                             806,201

                                                         5,511,700

Hotels, Restaurants and Leisure - 1.5%
      6,814   Carnival Corp.                               322,779
      2,575   Darden Restaurants, Inc.                     105,652
      2,649   Harrah's Entertainment, Inc.                 206,516
      5,226   Hilton Hotels Corp.                          133,054
      5,356   Int'l. Game Technology                       188,638
      2,043   Marriott Int'l., Inc. - Class A              140,150
     20,021   McDonald's Corp.                             687,922
     12,296   Starbucks Corp.*                             462,822
      3,141   Starwood Hotels & Resorts
              Worldwide, Inc.                              212,740
      1,623   Wendy's Int'l., Inc.                         100,723
      4,234   Yum! Brands, Inc.                            206,873

                                                         2,767,869

Household Durables - 0.7%
      1,127   Black & Decker Corp.                          97,925
      2,084   Centex Corp.                                 129,187
      4,100   D.R. Horton, Inc.                            136,202
      2,219   Fortune Brands, Inc.                         178,918
        900   Harman Int'l. Inds., Inc.                    100,017
      1,236   KB Home                                       80,315
      2,782   Leggett & Platt, Inc.                         67,797
      2,100   Lennar Corp. -  Class A                      126,798
      1,066   Maytag Corp.                                  22,738
      3,827   Newell Rubbermaid, Inc.                       96,402
      2,692   Pulte Homes, Inc.                            103,427
        811   Snap-On, Inc.                                 30,915

Shares                                                      Value
- -- -- -- ---- -- -- -- -- -- -- -- ------ -- -- -- --- -- -- --
      1,228   Stanley Works                        $        62,211
        933   Whirlpool Corp.                               85,342

                                                         1,318,194

Household Products - 2.1%
      1,690   Clorox Co.                                   101,146
      8,248   Colgate-Palmolive Co.                        470,961
      6,804   Kimberly-Clark Corp.                         393,271
     49,801   Procter & Gamble Co.                       2,869,534

                                                         3,834,912

Independent Power Producers and Energy Traders - 0.6%
     10,232   AES Corp.*                                   174,558
      2,535   Constellation Energy Group, Inc.             138,690
     13,378   Duke Energy Corp.                            389,969
      4,647   Dynegy, Inc. - Class A*                       22,305
      6,690   TXU Corp.                                    299,444

                                                         1,024,966

Industrial Conglomerates - 4.1%
     11,794   3M Co.                                       892,688
    156,666   General Electric Co.                       5,448,843
      2,056   Textron, Inc.                                192,010
     31,410   Tyco Int'l. Ltd.                             844,301

                                                         7,377,842

Information Technology Services - 1.1%
      2,100   Affiliated Computer Svcs., Inc. -
              Class A*                                     125,286
      9,179   Automatic Data Processing, Inc.              419,297
      2,951   Computer Sciences Corp.*                     163,928
      2,482   Convergys Corp.*                              45,197
      7,704   Electronic Data Systems Corp.                206,699
     12,005   First Data Corp.                             562,074
      2,689   Fiserv, Inc.*                                114,417
      6,010   Paychex, Inc.                                250,377
      1,910   Sabre Hldgs. Corp. - Class A                  44,942
      4,516   Unisys Corp.*                                 31,115

                                                         1,963,332

Insurance - 4.6%
      4,286   ACE Ltd.                                     222,915
      7,659   AFLAC, Inc.                                  345,651
      9,558   Allstate Corp.                               498,067
      1,504   Ambac Financial Group, Inc.                  119,718
     39,706   American Int'l. Group, Inc.                2,624,170
      4,649   Aon Corp.                                    192,980
      2,889   Chubb Corp.                                  275,726
      3,377   Cincinnati Financial Corp.                   142,070
      6,100   Genworth Financial, Inc. - Class A           203,923
      4,461   Hartford Financial Svcs. Group, Inc.         359,334
      2,226   Jefferson-Pilot Corp.                        124,522
      2,766   Lincoln Nat'l. Corp.                         150,996
      2,251   Loews Corp.                                  227,801
      7,535   Marsh & McLennan Cos., Inc.                  221,228
      2,115   MBIA, Inc.                                   127,175
     11,597   MetLife, Inc.                                560,947
      4,016   Principal Financial Group, Inc.              195,981
      2,936   Progressive Corp.                            306,107

Shares                                                      Value
- -- -- -- ---- -- -- -- -- -- -- -- ------ -- -- -- --- -- -- --
      7,527   Prudential Financial, Inc.           $       570,622
      1,823   SAFECO Corp.                                  91,533
     10,367   St. Paul Travelers Cos., Inc.                433,237
        931   Torchmark Corp.                               53,160
      4,975   UnumProvident Corp.                          101,888
      2,213   XL Capital Ltd. - Class A                    141,875

                                                         8,291,626

Internet and Catalog Retail - 0.1%
      4,900   Amazon.com, Inc*                             178,899

Internet Software and Services - 1.4%
     17,312   eBay, Inc.*                                  676,207
      3,000   Google, Inc. - Class A*                    1,170,000
      3,300   VeriSign, Inc.*                               79,167
     20,701   Yahoo! Inc.*                                 667,814

                                                         2,593,188

Leisure Equipment and Products - 0.2%
      1,223   Brunswick Corp.                               47,526
      4,324   Eastman Kodak Co.                            122,974
      2,426   Hasbro, Inc.                                  51,189
      6,117   Mattel, Inc.                                 110,901

                                                           332,590

Machinery - 1.5%
     10,476   Caterpillar, Inc.                            752,282
        571   Cummins, Inc.                                 60,012
      3,776   Danaher Corp.                                239,965
      3,730   Deere & Co.                                  294,856
      2,911   Dover Corp.                                  141,358
      2,354   Eaton Corp.                                  171,771
      2,871   Illinois Tool Works, Inc.                    276,506
      5,306   Ingersoll-Rand Co. Ltd. -
              Class A                                      221,738
      2,512   ITT Inds., Inc.                              141,225
      1,366   Navistar Int'l. Corp.*                        37,674
      2,467   PACCAR, Inc.                                 173,874
      1,735   Pall Corp.                                    54,115
      1,682   Parker-Hannifin Corp.                        135,586

                                                         2,700,962

Media - 3.2%
     11,795   CBS Corp. - Class B                          282,844
      9,260   Clear Channel Comm., Inc.                    268,633
     32,394   Comcast Corp. - Class A*                     847,427
      1,237   Dow Jones & Co., Inc.                         48,614
      4,065   Gannett Co., Inc.                            243,575
      5,651   Interpublic Group Cos., Inc.*                 54,023
      1,337   Knight-Ridder, Inc.                           84,512
      1,157   Live Nation, Inc.*                            22,955
      5,632   McGraw-Hill Cos., Inc.                       324,516
        690   Meredith Corp.                                38,495
      2,319   New York Times Co. - Class A                  58,694
     31,800   News Corp. - Class A                         528,198
      2,399   Omnicom Group, Inc.                          199,717
      1,400   Scripps E.W. Co. - Class A                    62,594
     70,618   Time Warner, Inc.                          1,185,676
      3,202   Tribune Co.                                   87,831
      3,287   Univision Comm., Inc. -
              Class A*                                     113,303
     10,995   Viacom, Inc. - Class B*                      426,606

Shares                                                      Value
- -- -- -- ---- -- -- -- -- -- -- -- ------ -- -- -- --- -- -- --
     31,096   Walt Disney Co.                      $       867,267

                                                         5,745,480

Metals and Mining - 0.9%
     13,096   Alcoa, Inc.                                  400,214
      1,448   Allegheny Technologies, Inc.                  88,589
      2,626   Freeport-McMoran Copper &
              Gold, Inc. - Class B                         156,956
      7,119   Newmont Mining Corp.                         369,405
      2,435   Nucor Corp.                                  255,164
      2,850   Phelps Dodge Corp.                           229,510
      1,892   United States Steel Corp.                    114,806

                                                         1,614,644

Multiline Retail - 1.1%
      1,561   Big Lots, Inc.*                               21,792
      1,201   Dillards, Inc. - Class A                      31,274
      4,737   Dollar General Corp.                          83,703
      2,900   Family Dollar Stores, Inc.                    77,140
      4,168   Federated Department Stores, Inc.            304,264
      3,029   J.C. Penney Co., Inc.                        182,982
      5,280   Kohl's Corp.*                                279,893
      2,774   Nordstrom, Inc.                              108,685
      1,563   Sears Hldgs. Corp.*                          206,691
     13,845   Target Corp.                                 720,078

                                                         2,016,502

Multi-Utilities - 1.0%
      3,771   Ameren Corp.                                 187,871
      4,248   CenterPoint Energy, Inc.                      50,679
      2,596   CMS Energy Corp.*                             33,618
      3,075   Consolidated Edison, Inc.                    133,762
      4,770   Dominion Resources, Inc.                     329,273
      2,578   DTE Energy Co.                               103,352
      2,816   KeySpan Corp.                                115,090
      4,276   NiSource, Inc.                                86,461
      5,044   PG&E Corp.                                   196,212
      3,650   Public Svc. Enterprise Group, Inc.           233,746
      3,727   Sempra Energy                                173,156
      2,624   TECO Energy, Inc.                             42,299
      6,601   Xcel Energy, Inc.                            119,808

                                                         1,805,327

Office Electronics - 0.1%
     11,648   Xerox Corp.*                                 177,050

Oil, Gas and Consumable Fuels - 7.7%
      1,272   Amerada Hess Corp.                           181,133
      3,676   Anadarko Petroleum Corp.                     371,313
      4,912   Apache Corp.                                 321,785
      6,212   Burlington Resources, Inc.                   570,945
      5,100   Chesapeake Energy Corp.                      160,191
     34,134   Chevron Corp.                              1,978,748
     21,146   ConocoPhillips                             1,335,370
      7,142   Devon Energy Corp.                           436,876
     10,252   El Paso Corp.                                123,536
      3,148   EOG Resources, Inc.                          226,656
     92,780   Exxon Mobil Corp.                          5,646,591
      1,850   Kerr-McGee Corp.                             176,638
      1,448   Kinder Morgan, Inc.                          133,201
      5,684   Marathon Oil Corp.                           432,950

Shares                                                      Value
- -- -- -- ---- -- -- -- -- -- -- -- ------ -- -- -- --- -- -- --
      2,600   Murphy Oil Corp.                     $       129,532
      6,371   Occidental Petroleum Corp.                   590,273
      2,338   Sunoco, Inc.                                 181,359
      8,800   Valero Energy Corp.                          526,064
      9,907   Williams Cos., Inc.                          211,911
      5,466   XTO Energy, Inc.                             238,154

                                                        13,973,226

Paper and Forest Products - 0.4%
      7,547   Int'l. Paper Co.                             260,900
      1,413   Louisiana-Pacific Corp.                       38,433
      2,831   MeadWestvaco Corp.                            77,315
      4,011   Weyerhaeuser Co.                             290,517

                                                           667,165

Personal Products - 0.2%
      1,201   Alberto-Culver Co.                            53,120
      6,846   Avon Products, Inc.                          213,390
      1,900   Estee Lauder Cos., Inc. - Class A             70,661

                                                           337,171

Pharmaceuticals - 6.3%
     22,516   Abbott Laboratories                          956,255
      1,885   Allergan, Inc.                               204,522
      1,600   Barr Pharmaceuticals, Inc.*                  100,768
     29,523   Bristol-Myers Squibb Corp.                   726,561
     17,227   Eli Lilly & Co.                              952,653
      5,593   Forest Laboratories, Inc.*                   249,616
     45,670   Johnson & Johnson                          2,704,577
      3,608   King Pharmaceuticals, Inc.*                   62,238
     32,262   Merck & Co., Inc.                          1,136,590
      4,100   Mylan Laboratories, Inc.                      95,940
    113,192   Pfizer, Inc.                               2,820,745
     22,681   Schering-Plough Corp.                        430,712
        840   Watson Pharmaceuticals, Inc.*                 24,142
     20,740   Wyeth                                      1,006,305

                                                        11,471,624

Real Estate - 0.8%
      1,513   Apartment Investment &
              Management Co. - Class A                      70,960
      2,900   Archstone-Smith Trust                        141,433
      6,439   Equity Office Pptys. Trust                   216,222
      4,460   Equity Residential                           208,683
      2,659   Plum Creek Timber Co., Inc.                   98,197
      2,678   ProLogis                                     143,273
      1,300   Public Storage, Inc.                         105,599
      2,560   Simon Ppty. Group, Inc.                      215,398
      2,100   Vornado Realty Trust                         201,600

                                                         1,401,365

Road and Rail - 0.8%
      5,663   Burlington Northern Santa Fe                 471,898
      3,037   CSX Corp.                                    181,613
      6,560   Norfolk Southern Corp.                       354,699
      4,000   Union Pacific Corp.                          373,400

                                                         1,381,610

Semiconductors and Semiconductor Equipment - 2.9%
      5,369   Advanced Micro Devices, Inc.*                178,036
      5,686   Altera Corp.*                                117,359

Shares                                                      Value
- -- -- -- ---- -- -- -- -- -- -- -- ------ -- -- -- --- -- -- --
      5,668   Analog Devices, Inc.                 $       217,028
     24,299   Applied Materials, Inc.                      425,475
      4,283   Applied Micro Circuits Corp.*                 17,432
      6,292   Broadcom Corp. - Class A*                    271,563
      5,113   Freescale Semiconductor,
              Inc. - Class B*                              141,988
     91,614   Intel Corp.                                1,772,731
      3,041   KLA-Tencor Corp.                             147,063
      4,550   Linear Technology Corp.                      159,614
      5,783   LSI Logic Corp.*                              66,851
      4,899   Maxim Integrated Products, Inc.              181,998
      8,530   Micron Technology, Inc.*                     125,562
      6,136   National Semiconductor Corp.                 170,826
      2,577   Novellus Systems, Inc.*                       61,848
      2,760   NVIDIA Corp.*                                158,038
      3,235   PMC-Sierra, Inc.*                             39,758
      2,493   Teradyne, Inc.*                               38,666
     24,580   Texas Instruments, Inc.                      798,112
      5,339   Xilinx, Inc.                                 135,931

                                                         5,225,879

Software - 3.3%
      7,500   Adobe Systems, Inc.*                         261,900
      3,550   Autodesk, Inc.*                              136,746
      3,499   BMC Software, Inc.*                           75,788
      6,048   CA, Inc.                                     164,566
      2,659   Citrix Systems, Inc.*                        100,776
      5,272   Compuware Corp.*                              41,280
      4,446   Electronic Arts, Inc.*                       243,285
      3,242   Intuit, Inc.*                                172,442
    134,276   Microsoft Corp.                            3,653,650
      6,727   Novell, Inc.*                                 51,664
     58,999   Oracle Corp.*                                807,696
      1,521   Parametric Technology Corp.*                  24,838
     17,331   Symantec Corp.*                              291,681

                                                         6,026,312

Specialty Retail - 2.3%
      4,489   AutoNation, Inc.*                             96,738
        833   AutoZone, Inc.*                               83,042
      4,634   Bed, Bath & Beyond, Inc.*                    177,946
      6,234   Best Buy Co., Inc.                           348,668
      2,929   Circuit City Stores, Inc.                     71,702
     10,290   Gap, Inc.                                    192,217
     32,567   Home Depot, Inc.                           1,377,584
      5,655   Limited Brands                               138,321
     12,053   Lowe's Cos., Inc.                            776,695
      4,230   Office Depot, Inc.*                          157,525
      1,654   OfficeMax, Inc.                               49,901
      2,665   RadioShack Corp.                              51,248
      2,265   Sherwin-Williams Co.                         111,982
     11,179   Staples, Inc.                                285,288
      2,083   Tiffany & Co.                                 78,196
      7,969   TJX Cos., Inc.                               197,790

                                                         4,194,843

Textiles, Apparel and Luxury Goods - 0.4%
      5,600   Coach, Inc.*                                 193,648
      2,039   Jones Apparel Group, Inc.                     72,119

Shares                                                      Value
- -- -- -- ---- -- -- -- -- -- -- -- ------ -- -- -- --- -- -- --
      1,864   Liz Claiborne, Inc.                  $        76,387
      2,906   NIKE, Inc. - Class B                         247,300
      1,473   V.F. Corp.                                    83,814

                                                           673,268

Thrifts and Mortgage Finance - 1.6%
      8,654   Countrywide Financial Corp.                  317,602
     10,495   Federal Home Loan Mortgage Corp.             640,195
     14,754   Federal National Mortgage Assn.              758,355
      3,752   Golden West Financial Corp.                  254,761
      1,532   MGIC Investment Corp.                        102,077
      5,100   Sovereign Bancorp, Inc.                      111,741
     15,464   Washington Mutual, Inc.                      659,076

                                                         2,843,807

Tobacco - 1.3%
     31,165   Altria Group, Inc.                         2,208,352
      1,545   Reynolds American, Inc.                      162,998
      2,362   UST, Inc.                                     98,259

                                                         2,469,609

Trading Companies and Distributors - 0.1%
      1,444   W.W. Grainger, Inc.                          108,805

Wireless Telecommunication Services - 0.8%
      5,814   ALLTEL Corp.                                 376,456
     45,819   Sprint Nextel Corp.                        1,183,963

                                                         1,560,419

              Total Common Stocks                      179,082,734
              (Cost $158,008,208)

Principal                                                   Value
Amount
- -- -- -- ---- -- -- -- -- -- -- -- ------ -- -- -- --- -- -- --
U.S. Government Security - 0.1%
U.S. Treasury Bill - 0.1%
   $150,000   U.S. Treasury Bill                   $       148,330
              4.502% due 6/29/2006(1)
              (Cost $148,330)

Repurchase Agreement - 1.2%
 $2,236,000   State Street Bank and Trust Co.      $     2,236,000
              repurchase agreement,
              dated 03/31/2006, maturity
              value $2,236,866 at
              4.65%, due 4/3/2006(2)
              (Cost $2,236,000)

Total Investments - 99.9%                              181,467,064
(Cost $160,392,538)
Cash, Receivables, and Other Assets
Less Liabilities - 0.1%                                    242,770

Net Assets - 100%                                  $   181,709,834

*  Non-income producing security.
(1) The U.S. Treasury Bill is segregated as collateral to cover margin requirements on open futures contracts.
(2) The repurchase agreement is fully collateralized by $2,230,000 in U.S. Government Agency 5.25%, due 4/15/2007, with a value of $2,285,750.

- -- -- -- ---- -- -- -- -- -- -- -- ------ -- -- -- --- -- -- --
                                                       Unrealized
Contracts     Description                 Expiration   Appreciation
Purchased Futures Contracts
     7        S & P 500 Index             06/2006  $        23,677
- -- -- -- ---- -- -- -- -- -- -- -- ------ -- -- -- --- -- -- --

-------------------------------------------------------------------

The cost of investments owned at March 31, 2006 for federal income tax purposes was substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at March 31, 2006 were as follows:

Gross unrealized appreciation ................. $     45,880,399
Gross unrealized depreciation .................      (24,805,873)
					          --------------
Net unrealized appreciation ................... $     21,074,526
                                                  ==============
-------------------------------------------------------------------

Guardian Baillie Gifford International Growth Fund

Schedule of Investments

March 31, 2006 (Unaudited)


Shares                                                          Value
----------------------------------------------------------------------

Common Stocks - 96.1%
Australia - 4.9%
Beverages - 0.3%
         53,400    Fosters Group Ltd.                    $       203,138
Commercial Banks - 1.1%
         22,354    Australia and NZ Banking Group Ltd.           424,382
         21,600    Westpac Banking Corp.                         368,596
                                                             -----------
                                                                 792,978
Commercial Services and Supplies - 0.4%
         39,000    Brambles Inds. Ltd.                           300,351
Construction Materials - 0.2%
         24,000    James Hardie Inds. NV                         162,995
Food and Staples Retailing - 0.5%
         27,306    Woolworths Ltd.                               368,353
Insurance - 0.3%
         29,000    Amp Ltd.                                      180,332
Media - 0.1%
         33,000    John Fairfax Hldgs. Ltd.                       94,801
Metals and Mining - 1.3%
         45,406    BHP Billiton Ltd.                             910,808
Oil, Gas and Consumable Fuels - 0.4%
          8,400    Woodside Petroleum Ltd.                       273,688
Real Estate - 0.3%
         19,000    Westfield Group                               232,759
                                                             -----------
                                                               3,520,203

Belgium - 1.8%
Diversified Financial Services - 1.8%
         11,816    Groupe Bruxelles Lambert S.A.               1,316,620
Brazil - 0.1%
Diversified Telecommunication Services - 0.1%
          5,100    Telecom. Norte Leste Participacoes ADR         85,068
Denmark - 3.4%
Chemicals - 1.2%
         11,980    Novozymes AS - Class B                        813,581
Commercial Banks - 2.2%
         42,840    Danske Bank AS                              1,592,293
                                                             -----------
                                                               2,405,874

Finland - 2.0%
Construction and Engineering - 2.0%
         34,200    Kone OYJ - Class B                          1,410,161
France - 10.8%
Beverages - 0.9%
          3,340    Pernod-Ricard S.A.                            640,952
Diversified Financial Services - 1.5%
          9,064    Eurazeo                                     1,094,137
Health Care Equipment and Supplies - 2.2%
         17,790    Essilor Int'l. S.A.                         1,589,282
Oil, Gas and Consumable Fuels - 2.8%
          7,490    Total S.A.                                  1,979,189
Personal Products - 1.6%
         13,091    L'Oreal S.A.                                1,155,193
Pharmaceuticals - 1.8%
         13,265    Sanofi-Aventis                              1,263,933
                                                             -----------
                                                               7,722,686


Shares                                                        Value
----------------------------------------------------------------------

Germany - 7.3%
Diversified Financial Services - 1.0%
          5,000    Deutsche Boerse AG                    $       722,211
Health Care Providers and Services - 2.1%
         15,600    Celesio AG                                  1,478,656
Multi-Utilities - 1.0%
          8,100    RWE AG*                                       706,118
Software - 2.2%
          7,163    SAP AG                                      1,556,393
Textiles, Apparel and Luxury Goods - 1.0%
          3,770    Adidas-Salomon AG                             746,762
                                                             -----------
                                                               5,210,140

Hong Kong - 1.7%
Commercial Banks - 0.2%
         60,500    BOC Hong Kong Hldgs. Ltd.                     121,624
Distributors - 0.4%
        124,000    Li & Fung Ltd.                                279,641
Diversified Financial Services - 0.3%
         32,000    Hong Kong Exchanges & Clearing Ltd.           192,785
Media - 0.1%
         20,000    Television Broadcasts Ltd.                    113,145
Real Estate - 0.7%
         28,000    Cheung Kong Hldgs. Ltd.                       296,419
        125,000    Hang Lung Pptys. Ltd.                         238,404
                                                             -----------
                                                                 534,823
                                                             -----------
                                                               1,242,018

Ireland - 3.0%
Commercial Banks - 1.3%
         39,230    Allied Irish Banks PLC                        938,062
Construction Materials - 1.7%
         35,380    CRH PLC                                     1,236,794
                                                             -----------
                                                               2,174,856

Japan - 23.4%
Auto Components - 1.0%
         33,000    Bridgestone Corp.                             689,519
Automobiles - 1.6%
         94,100    Nissan Motor Co. Ltd.                       1,119,637
Building Products - 1.6%
         76,000    Asahi Glass Co.                             1,137,785
Commercial Banks - 1.4%
             64    Mitsubishi UFJ Financial Group, Inc.          980,467
Diversified Financial Services - 0.8%
          9,700    Promise Co.                                   587,804
Electronic Equipment and Instruments - 2.9%
          3,780    Keyence Corp.                                 984,450
         10,300    Nidec Corp.                                   846,828
         20,000    YASKAWA Electric Corp.                        226,222
                                                             -----------
                                                               2,057,500
Insurance - 1.3%
         70,000    Mitsui Sumitomo Insurance Co.                 953,828
Internet Software and Services - 0.7%
            564    Rakuten, Inc.                                 513,622
Machinery - 1.2%
         24,900    Daikin Inds. Ltd.                             873,127
Marine - 1.1%
        113,000    Mitsui O.S.K. Lines Ltd.                      765,547


Shares                                                        Value
----------------------------------------------------------------------


Office Electronics - 1.8%
         19,300    Canon, Inc.                           $     1,279,603
Paper and Forest Products - 0.8%
            140    Nippon Paper Group, Inc.                      606,494
Real Estate - 1.0%
         27,000    Sumitomo Realty & Dev't. Co. Ltd.             749,138
Road and Rail - 1.0%
        105,000    Tokyu Corp.                                   708,668
Specialty Retail - 1.2%
          7,600    Yamada Denki Co. Ltd.                         877,757
Tobacco - 1.1%
            230    Japan Tobacco, Inc.                           810,417
Trading Companies and Distributors - 2.1%
          8,400    Hitachi High-Technologies Corp.               222,342
         86,000    Mitsui & Co. Ltd.                           1,245,772
                                                             -----------
                                                               1,468,114
Wireless Telecommunication Services - 0.8%
            104    KDDI Corp.                                    556,756
                                                             -----------
                                                              16,735,783

Luxembourg - 1.1%
Wireless Telecommunication Services - 1.1%
         51,000    SES Global                                    813,416
New Zealand - 0.2%
Diversified Telecommunication Services - 0.2%
         36,800    Telecom. Corp. of New Zealand                 125,646
Russia - 0.3%
Wireless Telecommunication Services - 0.3%
          7,100    Mobile TeleSystems ADR                        235,010
Singapore - 0.5%
Industrial Conglomerates - 0.3%
         19,000    Keppel Corp. Ltd.                             162,268
Media - 0.2%
         56,000    Singapore Press Hldgs. Ltd.                   155,955
                                                             -----------
                                                                 318,223

South Africa - 0.5%
Oil, Gas and Consumable Fuels - 0.5%
          8,956    Sasol Ltd.                                    339,033
South Korea - 0.5%
Semiconductors and Semiconductor Equipment - 0.5%
          1,080    Samsung Electronics Co. Ltd. GDR+             352,890
Spain - 1.9%
Diversified Financial Services - 0.9%
         12,300    Corp. Financiera Alba S.A.                    624,063
Tobacco - 1.0%
         16,720    Altadis S.A.                                  750,905
                                                             -----------
                                                               1,374,968

Sweden - 7.5%
Commercial Banks - 1.5%
         39,376    Svenska Handelsbanken AB - Class A          1,097,403
Communications Equipment - 1.0%
        182,870    LM Ericsson - Class B                         696,805
Health Care Equipment and Supplies - 1.2%
         51,430    Getinge AB - Class B                          834,188
Machinery - 3.8%
         74,580    Atlas Copco AB - Class B                    1,953,726


Shares                                                        Value
----------------------------------------------------------------------

         13,479    Sandvik AB                            $       799,032
                                                             -----------
                                                               2,752,758
                                                             -----------
                                                               5,381,154

Switzerland - 6.1%
Commercial Banks - 2.7%
         17,810    UBS AG                                      1,957,849
Electrical Equipment - 2.4%
        134,300    ABB Ltd.*                                   1,695,954
Machinery - 1.0%
         13,280    Schindler Hldg. AG                            708,525
                                                             -----------
                                                               4,362,328

United Kingdom - 19.1%
Commercial Banks - 3.0%
         48,164    Royal Bank of Scotland                      1,568,999
         23,000    Standard Chartered PLC                        572,840
                                                             -----------
                                                               2,141,839
Commercial Services and Supplies - 1.2%
         56,000    Capita Group PLC                              447,544
        141,000    Hays PLC                                      397,893
                                                             -----------
                                                                 845,437
Health Care Equipment and Supplies - 0.5%
         44,000    Smith & Nephew PLC                            391,053
Hotels, Restaurants and Leisure - 2.1%
         14,800    Carnival PLC                                  728,468
        112,000    Ladbrokes PLC                                 757,757
                                                             -----------
                                                               1,486,225
Media - 0.9%
         67,805    Yell Group PLC                                642,129
Metals and Mining - 1.0%
         40,000    BHP Billiton PLC                              731,529
Oil, Gas and Consumable Fuels - 3.2%
         79,000    BG Group PLC                                  988,599
         20,500    Cairn Energy PLC*                             757,662
        126,097    John Wood Group PLC                           554,865
                                                             -----------
                                                               2,301,126
Pharmaceuticals - 1.5%
         40,902    GlaxoSmithKline PLC                         1,070,640
Specialty Retail - 1.2%
        200,000    Kingfisher PLC                                833,101
Tobacco - 1.8%
         42,000    Gallaher Group PLC                            613,608
         24,000    Imperial Tobacco Group PLC                    712,536
                                                             -----------
                                                               1,326,144
Trading Companies and Distributors - 1.0%
         29,000    Wolseley PLC                                  713,198
Wireless Telecommunication Services - 1.7%
        587,650    Vodafone Group                              1,231,596
                                                             -----------
                                                              13,714,017

                     Total Common Stocks
(Cost $44,894,775)                                            68,840,094

Preferred Stocks - 2.2%
Brazil - 2.2%
Commercial Banks - 0.6%
          3,100    Banco Itau Hldgs. Financeira S.A. ADR $       389,987


Shares                                                        Value
----------------------------------------------------------------------

Oil, Gas and Consumable Fuels - 1.6%
         14,700    Petroleo Brasileiro S.A. ADR          $     1,173,795
                                                             -----------
                     Total Preferred Stocks
(Cost $635,331)                                                1,563,782



Principal
Amount                                                        Value
----------------------------------------------------------------------


Repurchase Agreement - 2.3%
 $    1,694,000    State Street Bank and Trust Co.
                   repurchase agreement,
                   dated 3/31/2006, maturity
                   value $1,694,325 at
                   2.30%, due 4/3/2006(1)
                     (Cost $1,694,000)                   $     1,694,000

Total Investments - 100.6%
(Cost $47,224,106)                                            72,097,876
Liabilities in Excess of Cash, Receivables
and Other Assets - (0.6)%                                       -455,852
Net Assets - 100%                                        $    71,642,024


*  Non-income producing security.
+ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. At 3/31/2006, the aggregate market value of these securities amounted to $352,890 representing 0.5% of net assets which have been deemed liquid pursuant to the Fund's liquidity procedures approved by the Board of Trustees.
(1)The repurchase agreement is fully collateralized by $1,810,000 in U.S. Treasury Notes, 4.25%, due 8/15/2015, with a value of $1,730,546.
Glossary of Terms:
                 ADR - American Depositary Receipt.
                 GDR - Global Depositary Receipt.

-------------------------------------------------------------------
The cost of investments owned at March 31, 2006 for federal income tax purposes was substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments excluding foreign currency at March 31, 2006 were as follows:

Gross unrealized appreciation ................. $     25,130,886
Gross unrealized depreciation .................         (257,116)
					          --------------
Net unrealized appreciation ................... $     24,873,770
                                                  ==============
-------------------------------------------------------------------

The Guardian Baillie Gifford Emerging Markets Fund

 Schedule of Investments

March 31, 2006 (Unaudited)


Shares                                                            Value
- -- -- -- ------ -- -- -- -- -- -- -- -- -- -- -- -- --- -- - -- -- --
Common Stocks - 90.3%
Argentina - 0.0%
Food and Staples Retailing - 0.0%
     11,480     Imp. Y Exp. Patagonia                   $         68,983
Brazil - 4.2%
Diversified Telecommunication Services - 0.2%
     28,000     Telecom. Norte Leste Participacoes ADR           467,040
Media - 1.0%
  4,089,677     Net Servicos de Comunicacao S.A.*              2,070,246
Metals and Mining - 1.0%
     42,900     Comp. Vale Do Rio Doce ADR                     2,081,937
Oil, Gas and Consumable Fuels - 2.0%
     47,100     Petroleo Brasileiro S.A. ADR                   4,082,157
                                                             -----------
                                                               8,701,380

Chile - 0.4%
Commercial Banks - 0.4%
     21,000     Banco Santander Chile ADR                        915,600
Egypt - 1.3%
Wireless Telecommunication Services - 1.3%
     49,292     Orascom Telecom Hldg. SAE GDR                  2,696,273
Hong Kong - 2.4%
Diversified Telecommunication Services - 0.5%
    580,000     Hutchison Telecom. Int'l. Ltd.*                  990,341
Electronic Equipment and Instruments - 0.4%
    268,000     Kingboard Chemical Hldgs. Ltd.                   811,603
Wireless Telecommunication Services - 1.5%
    610,000     China Mobile (Hong Kong) Ltd.                  3,203,307
                                                             -----------
                                                               5,005,251

Hungary - 1.1%
Commercial Banks - 1.1%
     64,000     OTP Bank Rt.                                   2,222,263
India - 4.1%
Chemicals - 1.5%
     59,000     Reliance Inds. Ltd. GDR+                       3,187,770
Information Technology Services - 2.6%
     68,600     Infosys Technologies Ltd. ADR                  5,341,196
                                                             -----------
                                                               8,528,966

Indonesia - 2.9%
Commercial Banks - 1.4%
  6,489,500     PT Bank Rakyat Indonesia                       2,788,190
Diversified Telecommunication Services - 1.5%
  4,065,000     PT Telekomunikasi  Indonesia                   3,100,963
                                                             -----------
                                                               5,889,153

Israel - 2.8%
Chemicals - 0.8%
    309,100     Makhteshim-Agan Inds. Ltd.                     1,610,051
Commercial Banks - 1.0%
    470,000     Bank Hapoalim Ltd.                             2,181,173
Pharmaceuticals - 1.0%
     48,000     Teva Pharmaceutical Inds. Ltd. ADR             1,976,640
                                                             -----------
                                                               5,767,864



Shares                                                            Value
- -- -- -- ------ -- -- -- -- -- -- -- -- -- -- -- -- --- -- - -- -- --

Malaysia - 2.9%
Diversified Telecommunication Services - 1.0%
    805,000     Telekom Malaysia Berhad                 $      2,043,591
Electric Utilities - 0.4%
    355,000     Malakoff Berhad                                  881,934
Food Products - 0.9%
    506,400     IOI Corp. Berhad                               1,828,655
Real Estate - 0.3%
    530,000     SP Setia Berhad                                  541,066
Transportation Infrastructure - 0.3%
    900,000     PLUS Expressways Berhad                          676,875
                                                             -----------
                                                               5,972,121

Mexico - 6.2%
Commercial Banks - 1.3%
  1,122,800     Grupo Fin. Banorte S.A. de C.V.                2,668,182
Construction and Engineering - 0.5%
    336,584     Empresas ICA S.A. de C.V.*                     1,028,374
Food and Staples Retailing - 0.9%
    729,022     Wal-Mart de Mexico S.A. de C.V.*               1,926,400
Household Durables - 0.6%
    278,000     Consorcio Ara S.A. de C.V.                     1,237,086
Wireless Telecommunication Services - 2.9%
    107,500     America Movil S.A. de C.V. ADR                 3,682,950
    401,000     America Telecom S.A. de C.V.*                  2,343,674

                                                               6,026,624
                                                             -----------
                                                              12,886,666

Mozambique - 0.4%
Metals and Mining - 0.4%
    900,000     Kenmare Resources PLC*                           755,270
People's Republic of China - 2.5%
Oil, Gas and Consumable Fuels - 2.5%
  2,966,000     CNOOC Ltd.                                     2,293,314
  2,706,000     PetroChina Co. Ltd.                            2,842,016

                                                               5,135,330
                                                             -----------
                                                               5,135,330

Poland - 0.3%
Media - 0.3%
     40,000     Agora S.A.                                       610,186
Russia - 7.5%
Diversified Consumer Services - 1.0%
     84,000     AFK Sistema GDR                                2,049,600
Oil, Gas and Consumable Fuels - 5.7%
     79,800     LUKOIL ADR                                     6,655,320
     56,300     OAO Gazprom ADR                                5,151,450

                                                              11,806,770
Wireless Telecommunication Services - 0.8%
     38,000     VimpelCom ADR*                                 1,634,380
                                                             -----------
                                                              15,490,750

South Africa - 11.3%
Commercial Banks - 1.5%
    230,500     Standard Bank Group Ltd.                       3,175,695
Food and Staples Retailing - 0.5%
    118,811     Massmart Hldgs. Ltd.                           1,127,305
Industrial Conglomerates - 1.2%
     91,868     Imperial Hldgs. Ltd.*                          2,552,303


Shares                                                            Value
- -- -- -- ------ -- -- -- -- -- -- -- -- -- -- -- -- --- -- - -- -- --

Media - 1.1%
    109,000     Naspers Ltd.                            $      2,222,502
Metals and Mining - 4.0%
     34,635     Anglo American Platinum Corp.                  3,147,705
     12,800     Impala Platinum Hldgs. Ltd.                    2,422,746
     56,000     Lonmin PLC*                                    2,593,711
                                                             -----------
                                                               8,164,162
Oil, Gas and Consumable Fuels - 2.5%
    138,800     Sasol Ltd.                                     5,254,330
Specialty Retail - 0.5%
    148,000     Edgars Consolidated Stores Ltd.                  925,511
                                                             -----------
                                                              23,421,808

South Korea - 21.7%
Commercial Services and Supplies - 1.0%
     47,000     S1 Corp.                                       2,075,130
Construction and Engineering - 1.5%
     65,170     Hyundai Development Co.                        2,981,327
Household Durables - 1.8%
    128,000     Woongjin Coway Co. Ltd.                        3,734,678
Industrial Conglomerates - 3.1%
    147,630     Hanwha Corp.                                   4,520,138
     56,200     LG Corp.                                       1,952,092
                                                             -----------
                                                               6,472,230
Insurance - 3.2%
    509,000     Meritz Fire & Marine Ins. Co. Ltd.*            2,394,000
     32,400     Samsung Fire & Marine Ins. Co. Ltd.*           4,284,876
                                                             -----------
                                                               6,678,876
Marine - 3.1%
     84,000     Daewoo Shipbuilding & Marine
                Engineering Co. Ltd.                           2,226,110
    230,900     Samsung Heavy Inds. Co. Ltd.                   4,134,884
                                                             -----------
                                                               6,360,994
Media - 0.8%
      7,300     Cheil Comms., Inc.                             1,558,946
Multiline Retail - 0.9%
     94,600     Lotte Shopping Co. Ltd. GDR*+                  1,909,028
Oil, Gas and Consumable Fuels - 1.4%
     95,000     GS Hldgs. Corp.                                2,815,829
Pharmaceuticals - 1.4%
     17,635     Yuhan Corp.                                    2,894,852
Trading Companies and Distributors - 3.5%
    284,300     Samsung Corp.                                  7,285,617
                                                             -----------
                                                              44,767,507

Taiwan - 11.4%
Chemicals - 1.1%
  1,855,000     Taiwan Fertilizer Co. Ltd.                     2,228,846
Commercial Banks - 0.4%
  1,686,000     Taishin Financial Hldgs. Co. Ltd.                929,784
Computers and Peripherals - 1.9%
    143,000     High Tech Computer Corp.                       3,912,196
Diversified Financial Services - 1.9%
  2,341,499     Shin Kong Financial Hldg. Co. Ltd.             1,926,091
  3,983,570     SinoPac Hldgs.                                 2,018,877
                                                             -----------
                                                               3,944,968
Electronic Equipment and Instruments - 2.8%
    952,470     Hon Hai Precision Inds. Co. Ltd.               5,898,192


Shares                                                            Value
- -- -- -- ------ -- -- -- -- -- -- -- -- -- -- -- -- --- -- - -- -- --

Multiline Retail - 0.7%
  2,921,500     Far Eastern Dept. Stores Ltd.           $      1,359,110
Semiconductors and Semiconductor Equipment - 2.6%
  2,707,000     Taiwan Semiconductor Mfg.                      5,354,203
                                                             -----------
                                                              23,627,299

Thailand - 4.0%
Commercial Banks - 1.2%
    860,000     Bangkok Bank Public Co. Ltd.                   2,412,559
Diversified Financial Services - 0.4%
  1,165,000     TISCO Finance Pub. Co. Ltd.*                     832,036
Oil, Gas and Consumable Fuels - 1.5%
    221,000     PTT Exploration & Production
                Pub. Co. Ltd.                                  3,139,673
Wireless Telecommunication Services - 0.9%
    830,000     Advanced Info Service Pub. Co. Ltd.            1,954,575
                                                             -----------
                                                               8,338,843

Turkey - 2.9%
Commercial Banks - 2.1%
    864,874     Turkiye Garanti Bankasi A.S.*                  3,219,933
    207,400     Turkiye Vakiflar Bankasi T.A.O.*               1,135,063
                                                             -----------
                                                               4,354,996
Food and Staples Retailing - 0.7%
     40,500     BIM Birlesik Magazalar A.S.*                   1,289,185
Wireless Telecommunication Services - 0.1%
     15,100     Turkcell Iletisim Hizmetleri A.S. ADR            251,717
                                                             -----------
                                                               5,895,898

                Total Common Stocks                          186,697,411
                (Cost $119,930,913)

Preferred Stocks - 7.5%
Brazil - 7.5%
Commercial Banks - 3.2%
  1,525,055     Itausa-Investimentos Itau S.A.          $      6,533,945
Electric Utilities - 0.9%
 67,300,000     AES Tiete S.A.                                 1,858,260
Food Products - 0.0%
  4,700,000     Comp. Lorenz S.A.*                                     0
Metals and Mining - 1.3%
     63,400     Comp. Vale Do Rio Doce ADR                     2,740,782
Oil, Gas and Consumable Fuels - 2.1%
     54,600     Petroleo Brasileiro S.A. ADR                   4,359,810
                                                             -----------
                Total Preferred Stocks                        15,492,797
                (Cost $5,645,760)



Principal
Amount                                                            Value
- -- -- -- ------ -- -- -- -- -- -- -- -- -- -- -- -- --- -- - -- -- --

Repurchase Agreement - 1.3%
 $2,619,000     State Street Bank and Trust Co.
                repurchase agreement
                dated 3/31/2006, maturity
                value $2,619,502 at
                2.30%, due 4/3/2006(1)
                (Cost $2,619,000)                       $      2,619,000

Total Investments - 99.1%                                    204,809,208
(Cost $128,195,673)
Cash, Receivables, and Other Assets
Less Liabilities - 0.9%                                        1,930,959
Net Assets - 100%                                       $    206,740,167


*  Non-income producing security.
+  Securities exempt from registration under Rule 144A of the.
Securities Act of 1933. These securities have been deemed liquid pursuant to the Fund's liquidity procedures approved by the Board of Trustees and may be resold in transactions exempt from registration, normally to certain qualified buyers. At 3/31/2006 , the aggregate market value of these securities amounted to $5,096,798 representing 2.5% of net assets.
(1) The repurchase agreement is fully collateralized by $2,795,000 in U.S. Treasury Notes 4.25%, due 8/15/2015, with a value of $2,672,308. Glossary of Terms:
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt .
-------------------------------------------------------------------

The cost of investments owned at March 31, 2006 for federal income tax purposes was substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments excluding foreign currency at March 31, 2006 were as follows:

Gross unrealized appreciation ................. $     77,548,569
Gross unrealized depreciation .................         (935,034)
					          --------------
Net unrealized appreciation ................... $     76,613,535
                                                  ==============

The Guardian Investment Quality Bond Fund

 Schedule of Investments

March 31, 2006 (Unaudited)

Principal                                                    Value
Amount
- --- -- -- -- --- -- -- -- -- -- -- -- -- -- -- -- --- - -- -- --
Asset Backed Securities - 11.2%
$     1,495,000  Ameriquest Mtg. Secs., Inc.          $   1,443,112
                 2003-5 A6
                 4.541% due 4/25/2033(1)
         86,252  Amresco                                     85,881
                 1997-1 MIF
                 7.42% due 3/25/2027
      1,300,000  Capital Auto Receivables Asset Tr.       1,299,917
                 2006-1 A2B
                 4.779% due 9/15/2008(1)
      1,264,000  Carmax Auto Owner Tr.                    1,239,970
                 2005-1 A4
                 4.35% due 3/15/2010
        216,459  Caterpillar Financial Asset Tr.            213,257
                 2004-A A3
                 3.13% due 1/26/2009
        249,500  Countrywide Asset-Backed Certificates      244,798
                 2004-S1 A2
                 3.872% due 3/25/2020
      1,300,000  Hertz Vehicle Financing LLC              1,300,533
                 2005-2A A1
                 4.958% due 2/25/2010+(1)
      1,500,000  New Century Home Equity Loan Tr.         1,442,891
                 2005-A A4
                 5.114% due 8/25/2035(1)
        810,000  Nissan Auto Receivables Owner Tr.          791,998
                 2003-B A4
                 2.05% due 3/16/2009
      1,200,000  Renaissance Home Equity Loan Tr.         1,172,228
                 2005-2 AF3
                 4.499% due 8/25/2035(1)
      1,550,000  Residential Asset Mtg. Prods., Inc.      1,554,812
                 2004-RS9 AII2
                 5.158% due 5/25/2034(1)
      1,118,620  Residential Funding Mtg. Secs.           1,096,614
                 2003-HS3 AI2
                 3.15% due 7/25/2018
      1,900,000  Vanderbilt Acquisition Loan Tr.          1,895,856
                 2002-1 A3
                 5.70% due 9/7/2023
        330,000  Volkswagen Auto Lease Tr.                  324,177
                 2004-A A4A
                 3.09% due 8/20/2010

                 Total Asset Backed Securities           14,106,044
                 (Cost $14,348,514)

Collateralized Mortgage Obligations - 13.6%
$     2,340,936  Banc of America Funding Corp.        $   2,255,346
                 2006-1 3A1
                 5.50% due 1/25/2036
                 Countrywide Home Loans
Principal                                                    Value
Amount
- --- -- -- -- --- -- -- -- -- -- -- -- -- -- -- -- --- - -- -- --
$     2,880,579  2005-21 A2                           $   2,790,562
                 5.50% due 10/25/2035
      1,016,705  2002-19 1A1                              1,017,119
                 6.25% due 11/25/2032
                 FHLMC
        123,649  H006 A2                                    122,707
                 2.837% due 2/15/2010
        700,000  2626 KA                                    638,762
                 3.00% due 3/15/2030
        737,964  1534 Z                                     722,819
                 5.00% due 6/15/2023
        322,066  2500 TD                                    322,088
                 5.50% due 2/15/2016
      1,200,000  2367 ME                                  1,236,094
                 6.50% due 10/15/2031
      2,540,041  J.P. Morgan Mtg. Tr.                     2,519,404
                 2005-S2 2A15
                 6.00% due 9/25/2035
        918,000  Mastr Asset Securitization Tr.             881,730
                 2003-10 3A7
                 5.50% due 11/25/2033
      1,290,934  Wells Fargo Mtg. Backed Secs. Tr.        1,248,172
                 2006-1 A3
                 5.00% due 3/25/2021
                 Wells Fargo Mtg.-Backed Secs. Tr.
      1,500,000  2003-11 1A3                              1,447,232
                 4.75% due 10/25/2018
      2,074,034  2005-5 1A1                               2,006,628
                 5.00% due 5/25/2020

                 Total Collateralized
                 Mortgage Obligations                    17,208,663
                 (Cost $17,681,836)

Commercial Mortgage Backed Securities - 10.2%
$     1,400,000  Banc of America Comm'l. Mtg., Inc.   $   1,355,230
                 2005-6 AJ
                 5.182% due 9/10/2047(1)
                 Chase Comm'l. Mtg. Secs. Corp.
        289,719  1998-2 A2                                  295,538
                 6.39% due 11/18/2030
        400,000  1997-1 C                                   405,884
                 7.37% due 6/19/2029
      1,500,000  Crown Castle Towers LLC                  1,450,713
                 2005-1A AFX
                 4.643% due 6/15/2035+(1)
        395,033  First Union National Bank Comm'l. Mtg.     401,495
                 2000-C2 A1
                 6.94% due 10/15/2032
      1,500,000  GE Comm'l. Mtg. Corp.                    1,418,090
                 2005-C1 A5
                 4.772% due 6/10/2048
        538,281  GMAC Comm'l. Mtg. Secs., Inc.              546,015
                 1997-C1 A3
                 6.869% due 7/15/2029
Principal                                                    Value
Amount
- --- -- -- -- --- -- -- -- -- -- -- -- -- -- -- -- --- - -- -- --
$     1,550,000  Greenwich Capital Comm'l. Funding Cor$   1,463,391
                 2005-GG3 AJ
                 4.859% due 8/10/2042
                 J.P. Morgan Chase Comm'l. Mtg. Secs. Corp.
      1,300,000  2005-LDP2 AJ                             1,221,939
                 4.842% due 7/15/2042(1)
      1,300,000  2005-LDP5 A4                             1,270,053
                 5.179% due 12/15/2044(1)
                 Merrill Lynch Mtg. Tr.
        200,000  2004-BPC1 A5                               190,256
                 4.855% due 10/12/2041(1)
      1,300,000  2005-CIP1 A4                             1,249,402
                 5.047% due 7/12/2038(1)
        225,000  Morgan Stanley Capital I                   234,444
                 1999-RM1 E
                 6.987% due 12/15/2031(1)
         83,172  Mtg. Capital Funding, Inc.                  83,680
                 1997-MC1 A3
                 7.288% due 7/20/2027
      1,290,000  Wachovia Bank Comm'l. Mtg. Tr.           1,269,953
                 2006-C23 AM
                 5.466% due 1/15/2045

                 Total Commercial Mortgage
                 Backed Securities                       12,856,083
                 (Cost $13,356,776)

Corporate Bonds - 21.2%
Aerospace and Defense - 0.7%
$       200,000  General Dynamics Corp.               $     193,528
                 4.50% due 8/15/2010
        150,000  TRW, Inc.                                  180,251
                 7.75% due 6/1/2029
                 United Technologies Corp.
        200,000  4.375% due 5/1/2010                        192,942
        300,000  4.875% due 5/1/2015                        286,546

                                                            853,267

Automotive - 0.7%
                 DaimlerChrysler NA Hldg.
        150,000  4.05% due 6/4/2008                         145,350
         80,000  6.50% due 11/15/2013                        81,366
        250,000  Ford Motor Credit Co.                      249,043
                 6.50% due 1/25/2007
        450,000  General Motors Acceptance Corp.            447,924
                 6.125% due 9/15/2006

                                                            923,683

Chemicals - 0.1%
        100,000  Lubrizol Corp.                              96,840
                 5.50% due 10/1/2014

Energy - 0.6%
        394,800  RAS Laffan Liquefied Natural Gas           381,195
                 3.437% due 9/15/2009+
Principal                                                    Value
Amount
- --- -- -- -- --- -- -- -- -- -- -- -- -- -- -- -- --- - -- -- --
$       350,000  Western Oil Sands, Inc.              $     388,500
                 8.375% due 5/1/2012

                                                            769,695

Energy-Refining - 0.3%
        250,000  Tosco Corp.                                316,908
                 8.125% due 2/15/2030

Entertainment - 0.3%
        400,000  Time Warner, Inc.                          430,531
                 7.57% due 2/1/2024

Environmental - 0.3%
        400,000  Waste Management, Inc.                     426,720
                 7.375% due 8/1/2010

Finance Companies - 1.4%
        400,000  Capital One Bank                           403,486
                 5.75% due 9/15/2010
        500,000  CIT Group, Inc.                            501,229
                 4.99% due 5/18/2007(1)
        200,000  General Electric Capital Corp.             222,716
                 6.75% due 3/15/2032
        400,000  Household Finance Corp.                    414,501
                 6.375% due 11/27/2012
        250,000  Residential Capital Corp.                  250,401
                 6.125% due 11/21/2008

                                                          1,792,333

Financial - 1.3%
        250,000  Ameriprise Financial, Inc.                 246,437
                 5.65% due 11/15/2015
        450,000  Goldman Sachs Group, Inc.                  430,074
                 5.125% due 1/15/2015
                 Lehman Brothers Hldgs., Inc.
        200,000  4.25% due 1/27/2010                        191,522
        200,000  6.625% due 1/18/2012                       210,408
        250,000  Merrill Lynch & Co.                        238,521
                 5.00% due 1/15/2015
                 Morgan Stanley
        150,000  4.00% due 1/15/2010                        142,522
        200,000  4.75% due 4/1/2014                         186,599

                                                          1,646,083

Financial-Banks - 3.4%
        550,000  Bank of America Corp.                      532,409
                 4.875% due 9/15/2012
        300,000  BB&T Corp.                                 281,149
                 4.90% due 6/30/2017
                 Citigroup, Inc.
        400,000  4.625% due 8/3/2010                        388,421
        500,000  5.00% due 9/15/2014                        478,550
        300,000  City Nat'l. Corp.                          292,658
                 5.125% due 2/15/2013
        200,000  Credit Suisse First Boston                 208,866
                 6.50% due 1/15/2012
        200,000  HSBC USA, Inc.                             186,836
                 4.625% due 4/1/2014
Principal                                                    Value
Amount
- --- -- -- -- --- -- -- -- -- -- -- -- -- -- -- -- --- - -- -- --
$       450,000  J.P. Morgan Chase & Co.              $     453,010
                 5.75% due 1/2/2013
        375,000  MBNA America Bank Nat'l.                   407,796
                 7.125% due 11/15/2012
        400,000  Sovereign Bank                             385,128
                 5.125% due 3/15/2013
        150,000  USB Capital IX                             148,677
                 6.189% due 3/29/2049(1)
        150,000  Wachovia Capital Tr. III                   147,372
                 5.80% due 3/15/2042(1)
        200,000  Wachovia Corp.                             194,085
                 5.25% due 8/1/2014
        150,000  Washington Mutual Bank                     147,371
                 5.65% due 8/15/2014

                                                          4,252,328

Food and Beverage - 0.5%
        400,000  Kellogg Co.                                379,773
                 2.875% due 6/1/2008
        300,000  Kraft Foods, Inc.                          292,129
                 5.25% due 10/1/2013

                                                            671,902

Gaming - 0.1%
        150,000  Harrahs Operating Co., Inc.                143,726
                 5.625% due 6/1/2015

Home Construction - 0.4%
        250,000  D. R. Horton, Inc.                         232,579
                 5.625% due 1/15/2016
        300,000  Ryland Group, Inc.                         296,979
                 5.375% due 6/1/2008

                                                            529,558

Insurance - 1.1%
        250,000  Genworth Financial, Inc.                   236,308
                 4.95% due 10/1/2015
        125,000  Metlife, Inc.                              117,784
                 5.70% due 6/15/2035
        300,000  Symetra Financial Corp.                    297,898
                 6.125% due 4/1/2016+
        300,000  UnumProvident Finance Co.                  304,991
                 6.85% due 11/15/2015+
        400,000  Willis Group NA                            389,682
                 5.625% due 7/15/2015

                                                          1,346,663

Media-Cable - 1.0%
                 Comcast Cable Comm., Inc.
        800,000  6.875% due 6/15/2009                       827,340
        300,000  9.455% due 11/15/2022                      378,449

                                                          1,205,789

Media-NonCable - 1.0%
        150,000  News America Hldgs.                        171,152
                 8.00% due 10/17/2016
Principal                                                    Value
Amount
- --- -- -- -- --- -- -- -- -- -- -- -- -- -- -- -- --- - -- -- --
$     1,150,000  Scholastic Corp.                     $   1,147,848
                 5.75% due 1/15/2007

                                                          1,319,000

Merchandising-Supermarkets - 0.3%
        400,000  Delhaize America, Inc.                     400,181
                 7.375% due 4/15/2006

Paper and Forest Products - 0.3%
        200,000  Packaging Corp. of  America                193,872
                 5.75% due 8/1/2013
        150,000  Weyerhaeuser Co.                           156,153
                 6.75% due 3/15/2012

                                                            350,025

Pharmaceuticals - 0.6%
                 Genentech, Inc.
        300,000  4.75% due 7/15/2015                        281,718
        250,000  5.25% due 7/15/2035                        224,895
        200,000  Teva Pharmaceutical Finance LLC            188,505
                 6.15% due 2/1/2036

                                                            695,118

Railroads - 0.7%
        200,000  Burlington Northern Santa Fe Corp.         248,679
                 7.95% due 8/15/2030
        150,000  CSX Corp.                                  146,801
                 4.875% due 11/1/2009
        450,000  Norfolk Southern Corp.                     474,893
                 6.75% due 2/15/2011

                                                            870,373

Real Estate Investment Trust - 0.5%
        100,000  EOP Operating LP                           105,217
                 7.00% due 7/15/2011
        200,000  ERP Operating LP                           193,231
                 5.375% due 8/1/2016
        200,000  Liberty Ppty. LP                           212,643
                 7.25% due 3/15/2011
        100,000  Regency Centers LP                         104,904
                 6.75% due 1/15/2012

                                                            615,995

Retailers - 0.4%
        250,000  CVS Corp.                                  235,200
                 4.875% due 9/15/2014
        150,000  Federated Department Stores, Inc.          156,343
                 7.00% due 2/15/2028
        150,000  Wal-Mart Stores, Inc.                      139,261
                 4.50% due 7/1/2015

                                                            530,804

Technology - 0.5%
        250,000  Cisco Systems, Inc.                        246,245
                 5.50% due 2/22/2016
Principal                                                    Value
Amount
- --- -- -- -- --- -- -- -- -- -- -- -- -- -- -- -- --- - -- -- --
$       200,000  Motorola, Inc.                       $     207,116
                 6.50% due 9/1/2025
        250,000  Pitney Bowes, Inc.                         232,719
                 4.75% due 1/15/2016

                                                            686,080

Utilities-Electric - 2.0%
        300,000  Alabama Power Co.                          275,963
                 5.65% due 3/15/2035
        200,000  Exelon Corp.                               190,946
                 4.45% due 6/15/2010
        200,000  FirstEnergy Corp.                          206,947
                 6.45% due 11/15/2011
        300,000  Florida Power & Light Co.                  258,238
                 4.95% due 6/1/2035
                 Nevada Power Co.
        350,000  5.875% due 1/15/2015                       343,461
        150,000  6.65% due 4/1/2036+                        149,187
        100,000  Pacific Gas & Electric Co.                  97,858
                 6.05% due 3/1/2034
        300,000  Potomac Edison Co.                         292,277
                 5.35% due 11/15/2014
        500,000  Public Service Co. of New Mexico           485,269
                 4.40% due 9/15/2008
        200,000  Public Service Electric Gas Co.            195,333
                 5.125% due 9/1/2012

                                                          2,495,479

Wireless Communications - 1.9%
        300,000  America Movil S.A. de C.V.                 282,070
                 6.375% due 3/1/2035
                 New Cingular Wireless Svcs.
        400,000  8.125% due 5/1/2012                        449,132
        250,000  8.75% due 3/1/2031                         316,637
        600,000  Sprint Capital Corp.                       677,940
                 8.375% due 3/15/2012
        690,000  Verizon Wireless Capital LLC               690,077
                 5.375% due 12/15/2006

                                                          2,415,856

Wireline Communications - 0.8%
        250,000  Deutsche Telekom Int'l. Finance BV         299,058
                 8.25% due 6/15/2030(1)
                 France Telecom S.A.
        325,000  7.75% due 3/1/2011(1)                      354,936
        115,000  8.50% due 3/1/2031(1)                      143,648
        200,000  Verizon Global Funding Corp.               179,389
                 5.85% due 9/15/2035

                                                            977,031

                 Total Corporate Bonds                   26,761,968
                 (Cost $27,137,098)

Mortgage Pass-Through Securities - 25.9%
                 FHLMC
$     5,264,231  5.50% due 9/1/2034 - 12/1/2035       $   5,145,184
      2,420,101  6.00% due 11/1/2034                      2,425,706
Principal                                                    Value
Amount
- --- -- -- -- --- -- -- -- -- -- -- -- -- -- -- -- --- - -- -- --
$         4,494  7.00% due 8/1/2008                   $       4,570
      3,000,000  5.50%, (30 yr. TBA)                      2,928,750
                 FNMA
      6,058,075  5.00% due 10/1/2019 - 12/1/2034          5,819,528
        681,218  5.50% due 8/1/2019 - 9/1/2019              677,500
      3,603,969  6.00% due 5/1/2020 - 12/1/2035           3,615,140
      4,829,413  6.50% due 12/1/2017 - 3/1/2036           4,931,530
        507,488  7.00% due 2/1/2009 - 6/1/2032              522,648
        358,972  7.50% due 5/1/2027 - 2/1/2031              375,490
        146,117  8.00% due 6/1/2030 - 9/1/2030              155,886
      1,500,000  5.50%, (15 yr. TBA)                      1,490,625
      2,400,000  5.00%, (30 yr. TBA)                      2,284,500
      1,330,000  5.50%, (30 yr. TBA)                      1,297,998
                 GNMA
        319,149  6.00% due 12/15/2033                       323,117
        643,101  6.50% due 4/15/2033                        666,918

                 Total Mortgage Pass-
                 Through Securities                      32,665,090
                 (Cost $33,159,679)

Sovereign Debt Securities - 1.3%
                 Pemex Project Funding Master Tr.
$       200,000  6.625% due 6/15/2035+                $     193,200
        350,000  7.875% due 2/1/2009                        367,850
        250,000  Quebec Province                            236,013
                 4.60% due 5/26/2015
        475,000  Republic of South Africa                   499,344
                 6.50% due 6/2/2014
                 United Mexican States
        100,000  4.625% due 10/8/2008                        97,850
        250,000  8.00% due 9/24/2022                        292,250

                 Total Sovereign Debt Securities          1,686,507
                 (Cost $1,620,695)

Taxable Municipal Security - 0.1%
$       200,000  Oregon Sch. Brds. Association        $     179,438
                 4.759% due 6/30/2028
                 (Cost $200,000)

U.S. Government Securities - 13.6%
U.S. Government Agency Securities - 2.8%
$       390,000  FHLMC                                $     371,220
                 3.15% due 12/16/2008
                 FNMA
      1,850,000  3.25% due 1/15/2008                      1,792,981
        310,000  4.50% due 12/1/2009                        301,678
      1,100,000  4.625% due 10/15/2014                    1,059,433

                                                          3,525,312

U.S. Treasury Bonds and Notes - 10.8%
                 U.S. Treasury Bonds
      2,345,000  5.375% due 2/15/2031                     2,468,478
        940,000  6.00% due 2/15/2026                      1,048,834
      2,380,000  6.25% due 8/15/2023(2)                   2,699,256
                 U.S. Treasury Notes
      1,100,000  3.625% due 1/15/2010                     1,054,539
      1,830,000  4.375% due 8/15/2012                     1,782,462
Principal                                                    Value
Amount
- --- -- -- -- --- -- -- -- -- -- -- -- -- -- -- -- --- - -- -- --
$     4,657,000  4.50% due 11/15/2010 - 2/15/2016     $   4,562,658

                                                         13,616,227

                 Total U.S. Government
                 Securities                              17,141,539
                 (Cost $17,651,070)

Commercial Paper - 10.7%
Finance Companies - 3.5%
$     2,000,000  General Electric Capital Corp.       $   1,997,177
                 4.62% due 4/12/2006(2)
      2,500,000  Govco, Inc.                              2,496,509
                 4.57% due 4/12/2006(2)

                                                          4,493,686

Financial-Banks - 3.2%
      2,500,000  Abbey National NA LLC                    2,496,463
                 4.63% due 4/12/2006(2)
      1,500,000  Danske Corp.                             1,496,699
                 4.66% due 4/18/2006(2)

                                                          3,993,162

Food and Beverage - 0.7%
        900,000  Coca-Cola Enterprises, Inc.                898,705
                 4.71% due 4/12/2006(2)

Media-NonCable - 1.6%
      2,000,000  Gannett Co., Inc.                        1,997,115
                 4.72% due 4/12/2006(2)

Oil and Gas Services - 1.7%
      2,100,000  Koch Inds.                               2,097,068
                 4.57% due 4/12/2006(2)

                 Total Commercial Paper                  13,479,736
                 (Cost $13,479,736)

Repurchase Agreement - 3.2%
$     4,043,000  State Street Bank and Trust Co.      $   4,043,000
                 repurchase agreement,
                 dated 3/31/2006, maturity
                 value $4,044,567 at
                 4.65%, due 4/3/2006(2)(3)
                 (Cost $4,043,000)

Total Investments - 111.0%                              140,128,068
(Cost $142,678,404)
Payables for Mortgage Pass-Throughs                      -8,010,542
Delayed Delivery Securities(2) - (6.4)%
Liabilities in Excess of Cash, Receivables
and Other Assets - (4.6)%                                -5,867,878

Net Assets - 100%                                     $ 126,249,648


+ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. At March 31, 2006, the aggregate market value of these securities amounted to $4,077,717 representing 3.2% of net asset of which $3,696,522 have been deemed liquid by investment adviser pursuant to the Fund's liquidity procedures approved by the Board of Trustees.
(1) Floating rate note. The rate shown is the rate in effect at March 31, 2006.
(2)  Securities are segregated to cover forward mortgage purchases.
(3) The repurchase agreement is fully collateralized by $4,025,000 in U.S. Government Agency 5.25%, due 4/15/2007, with a value of $4,125,625. Glossary of Terms:
TBA - To Be Announced.

-------------------------------------------------------------------

The cost of investments owned at March 31, 2006 for federal income tax purposes was substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments at March 31, 2006 were as follows:

Gross unrealized appreciation ................. $        487,951
Gross unrealized depreciation .................       (3,038,287)
					          --------------
Net unrealized depreciation ................... $     (2,550,336)
                                                  ==============
-------------------------------------------------------------------

The Guardian Low Duration Bond Fund

Schedule of Investments

March 31, 2006 (Unaudited)


Principal
Amount                                              Value
------------------------------------------------------------------

Asset Backed Securities - 27.1%
$    340,000   Ameriquest Mtg. Secs., Inc.
               2003-5 A6
               4.541% due 4/25/2033               $    328,199
     340,000   Bank One Issuance Tr.
               2003-A7 A7
               3.35% due 3/15/2011                     326,842
     330,000   Capital Auto Receivables Asset Tr.
               2006-1 A2B
               4.779% due 9/15/2008(1)                 329,979
     225,000   Capital One Multi-Asset Execution Tr.
               2003-A4 A4
               3.65% due 7/15/2011                     217,117
     390,000   Carmax Auto Owner Tr.
               2005-1 A4
               4.35% due 3/15/2010                     382,586
     203,471   Caterpillar Financial Asset Tr.
               2004-A A3
               3.13% due 1/26/2009                     200,462
     459,555   Chase Manhattan Auto Owner Tr.
               2003-A A4
               2.06% due 12/15/2009                    449,369
     345,000   Countrywide Asset-Backed Certificates
               2004-S1 A2
               3.872% due 3/25/2020                    338,499
     565,000   Ford Credit Auto Owner Tr.
               2005-B A4
               4.38% due 1/15/2010                     556,061
     590,000   Harley-Davidson Motorcycle Tr.
               2004-1 A2
               2.53% due 11/15/2011                    570,216
     330,000   Hertz Vehicle Financing LLC
               2005-2A A1
               4.958% due 2/25/2010+(1)                330,135
               MBNA Credit Card Master Nt. Tr.
     340,000   2003-A6 A6
               2.75% due 10/15/2010                    323,584
     340,000   2005-A7 A7
               4.30% due 2/15/2011                     333,325
     180,306   Navistar Financial Corp. Owner Tr.
               2004-A A3
               2.01% due 8/15/2008                     178,089
     425,681   New Century Home Equity Loan Tr.
               2004-4 A4
               5.098% due 2/25/2035(1)                 426,155
     335,000   Nissan Auto Receivables Owner Tr.
               2003-B A4
               2.05% due 3/16/2009                     327,555



Principal
Amount                                                Value
------------------------------------------------------------------

$    318,677   PP&L Transition Bond Co. LLC
               1999-1 A7
               7.05% due 6/25/2009                $    322,765
     510,000   Renaissance Home Equity Loan Tr.
               2005-2 AF3
               4.499% due 8/25/2035(1)                 498,197
               Residential Asset Mtg. Prods., Inc.
     510,000   2003-RZ4 A5
               4.66% due 2/25/2032                     500,511
     340,000   2004-RS9 AII2
               5.158% due 5/25/2034(1)                 341,055
     290,000   2003-RS3 AI4
               5.67% due 4/25/2033(2)                  289,952
     209,741   Residential Funding Mtg. Secs.
               2003-HS3 AI2
               3.15% due 7/25/2018                     205,615
     122,173   SLMA Student Loan Tr.
               2002-5 A4L
               5.06% due 9/17/2018(1)                  122,597
               Volkswagen Auto Lease Tr.
     450,000   2004-A A4A
               3.09% due 8/20/2010                     442,059
     279,428   2005-A A2
               3.52% due 4/20/2007                     278,579
     587,000   World Omni Auto Receivables Tr.
               2005-A A4
               3.82% due 11/12/2011                    569,441

               Total Asset Backed Securities
               (Cost $9,308,733)                     9,188,944

Collateralized Mortgage Obligations - 9.7%
$    213,047   Countrywide Alternative Loan Tr.
               2005-14 1A1
               3.30% due 5/25/2035(1)             $    207,083
               FHLMC
     435,000   2598 QC
               4.50% due 6/15/2027                     425,632
     308,452   1534 Z
               5.00% due 6/15/2023                     302,122
     333,994   2500 TD
               5.50% due 2/15/2016                     334,017
     133,475   20 H
               5.50% due 10/25/2023                    132,771
     299,484   1650 J
               6.50% due 6/15/2023                     303,063
               FNMA
     351,691   2003-24 PU
               3.50% due 11/25/2015                    337,132
     340,000   2005-39 CL
               5.00% due 12/25/2021                    334,342
     443,000   2003-13 ME
               5.00% due 2/25/2026                     439,577
     158,493   2002-55 PC
               5.50% due 4/25/2026                     157,847
      76,918   GNMA
               2002-93 NV
               4.75% due 2/20/2032                      74,990


Principal
Amount                                                Value
------------------------------------------------------------------

$    216,374   J.P. Morgan Mtg. Tr.
               2005-S2 2A15
               6.00% due 9/25/2035                $    214,616

               Total Collateralized Mortgage Obligations
               (Cost $3,341,174)                     3,263,192

Commercial Mortgage Backed Securities - 13.3%
               Chase Comm'l. Mtg. Secs. Corp.
$    593,686   1998-2 A2
               6.39% due 11/18/2030               $    605,610
     570,000   1997-1 C
               7.37% due 6/19/2029                     578,385
     393,000   Comm'l. Mtg. Asset Tr.
               1999-C1 A3
               6.64% due 1/17/2032                     405,815
               GMAC Comm'l. Mtg. Secs., Inc.
     175,903   1997-C1 A3
               6.869% due 7/15/2029                    178,430
     140,000   1999-C2 A2
               6.945% due 9/15/2033                    145,722
               Greenwich Capital Comm'l. Funding Corp.
     236,036   2004-GG1 A2
               3.835% due 6/10/2036                    230,729
     336,000   2005-GG3 A2
               4.305% due 8/10/2042                    324,268
     527,730   J.P. Morgan Chase Comm'l. Mtg.
               2004-C1 A1
               3.053% due 1/15/2038                    503,610
     260,000   J.P. Morgan Comm'l. Mtg. Fin. Corp.
               1997-C5 B
               7.159% due 9/15/2029                    265,039
               LB UBS Comm'l. Mtg. Tr.
     250,000   2003-C1 A2
               3.323% due 3/15/2027                    241,000
     117,398   2001-C3 A1
               6.058% due 6/15/2020                    118,740
     340,000   Morgan Stanley Capital I
               1999-RM1 E
               6.987% due 12/15/2031(1)                354,270
     529,000   Salomon Brothers Mtg. Secs. VII, Inc.
               2001-C2 A2
               6.168% due 2/13/2010                    535,268

               Total Commercial Mortgage Backed Securities
               (Cost $4,604,599)                     4,486,886

Corporate Bonds - 30.8%
Automotive - 2.6%
$    500,000   Daimler Chrysler NA Hldg.
               4.75% due 1/15/2008                $    492,993
     400,000   General Motors Acceptance Corp.
               6.125% due 9/15/2006                    398,155
                                                    -----------
                                                       891,148


Principal
Amount                                                Value
------------------------------------------------------------------

Chemicals - 1.0%
$    328,000   Praxair, Inc.
               4.75% due 7/15/2007                $    326,100

Entertainment - 1.2%
     400,000   AOL Time Warner, Inc.
               6.15% due 5/1/2007                      402,998

Finance Companies - 5.0%
     500,000   General Electric Capital Corp.
               3.50% due 8/15/2007                     489,169
     300,000   Istar Financial, Inc.
               7.00% due 3/15/2008                     307,618
     500,000   MBNA America Bank NA
               6.50% due 6/20/2006                     501,568
     400,000   Residential Capital Corp.
               6.125% due 11/21/2008                   400,641
                                                   -----------

                                                     1,698,996

Financial - 0.7%
     250,000   Lehman Brothers Hldgs., Inc.
               6.25% due 5/15/2006                     250,304

Financial-Banks - 0.9%
     300,000   Popular NA, Inc.
               3.875% due 10/1/2008                    287,798

Insurance - 1.7%
     300,000   UnitedHealth Group, Inc.
               3.375% due 8/15/2007                    292,411
     300,000   WellPoint, Inc.
               3.75% due 12/14/2007                    292,147
                                                   -----------

                                                       584,558

Media-Cable - 2.4%
     300,000   Comcast Corp.
               7.625% due 4/15/2008                    311,742
     500,000   Cox Comm., Inc.
               7.75% due 8/15/2006                     503,626
                                                   -----------

                                                       815,368

Media-NonCable - 0.9%
     300,000   Scholastic Corp.
               5.75% due 1/15/2007                     299,439

Metals and Mining - 1.5%
     500,000   Steel Dynamics, Inc.
               9.50% due 3/15/2009                     523,750

Natural Gas-Pipelines - 2.6%
     500,000   Enterprise Prod. Operating LP
               4.00% due 10/15/2007                    489,151
     400,000   Sempra Energy
               4.621% due 5/17/2007                    396,440
                                                   -----------

                                                       885,591

Paper and Forest Products - 0.9%
     300,000   Packaging Corp. of America
               4.375% due 8/1/2008                     291,641


Principal
Amount                                                Value
------------------------------------------------------------------

Real Estate Investment Trust - 2.4%
$    505,000   Avalon Bay Communities, Inc.
               6.80% due 7/15/2006                $    507,155
     300,000   EOP Operating LP
               6.763% due 6/15/2007                    304,576
                                                   -----------

                                                       811,731

Retailers - 1.8%
     300,000   CVS Corp.
               3.875% due 11/1/2007                    293,278
     305,000   Federated Dept. Stores
               6.625% due 9/1/2008                     313,346
                                                   -----------

                                                       606,624

Services - 0.7%
     250,000   Cendant Corp.
               6.875% due 8/15/2006                    251,197

Utilities-Electric and Water - 3.0%
     289,000   American Electric Power
               4.709% due 8/16/2007(1)                 286,213
     425,000   PSEG Power LLC
               6.875% due 4/15/2006                    425,148
     300,000   Tampa Electric
               5.375% due 8/15/2007                    299,508
                                                   -----------

                                                      1,010,869

Wireline Communications - 1.5%
     500,000   Sprint Capital Corp.
               6.00% due 1/15/2007                     502,372

               Total Corporate Bonds
               (Cost $10,540,879)                   10,440,484

Sovereign Debt Security - 0.9%
$    300,000   United Mexican States
               4.625% due 10/8/2008
               (Cost $295,368)                    $    293,550

U.S. Government Securities - 17.1%
U.S. Government Agency Securities - 10.5%
               FHLMC
$    585,000   3.15% due 12/16/2008               $    556,831
     375,000   3.625% due 2/15/2008                    365,335
               FNMA
     165,000   3.75% due 3/18/2010(2)                  158,331
     920,000   3.875% due 2/15/2010                    879,537
   1,620,000   4.50% due 10/15/2008 - 12/1/2009      1,591,645
                                                   -----------

                                                     3,551,679

U.S. Treasury Notes - 6.6%
               U.S. Treasury Notes
     203,000   3.875% due 5/15/2010                    195,800
     395,000   4.25% due 11/30/2007                    391,220
   1,685,000   4.50% due 11/15/2010                  1,662,357
                                                   -----------

   								     2,249,377

               Total U.S. Government Securities
               (Cost $5,894,243)                     5,801,056



Principal
Amount                                                Value
------------------------------------------------------------------

Repurchase Agreement - 2.7%
$    916,000   State Street Bank and Trust Co.
               repurchase agreement,
               dated 3/31/2006, maturity
               value $916,355 at
               4.65%, due 4/3/2006(3)
                 (Cost $916,000)                  $    916,000

Total Investments - 101.6%
(Cost $34,900,996)                                  34,390,112
Liabilities in Excess of Cash, Receivables and
Other Assets - (1.6)%                                 -526,477
Net Assets - 100%                                 $ 33,863,635



+ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. At 3/31/2006, the aggregate market value of these securities amounted to $330,135 representing 1.0% of net assets which have been deemed liquid pursuant to the Fund's liquidity procedures approved by the Board of Trustees.

(1)Floating rate note. The rate shown is the rate in effect at 3/31/2006.
(2)Step-up bond.
(3)The repurchase agreement is fully collateralized by $950,000 in U.S. Government Agency, 5.60%, due 7/27/2015, with a value of $937,757.

-------------------------------------------------------------------

The cost of investments owned at March 31, 2006 for federal income tax purposes was substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments at March 31, 2006 were as follows:

Gross unrealized appreciation ................. $          3,034
Gross unrealized depreciation .................         (513,918)
					             --------------
Net unrealized depreciation ................... $       (510,884)
                                                  ==============
-------------------------------------------------------------------

The Guardian High Yield Bond Fund

 Schedule of Investments

March 31, 2006 (Unaudited)

                                           Rating
Principal                                  Moody's/            Value
Amount                                     S&P*
- --- -- -- -- --- -- -- -- -- -- -- -- ----- -- -- ---- -- -- -- --

Corporate Bonds - 91.4%
Aerospace and Defense - 2.0%
                 Comm. & Power Inds., Inc.
$       671,000  Sr. Sub. Nt.                 B3/B-    $      684,420
                 8.00% due 2/1/2012
                 DRS Technologies, Inc.
        320,000  Sr. Sub. Nt.                  B3/B           329,600
                 7.625% due 2/1/2018
                   L-3 Comms. Corp.
        404,000  Sr. Sub. Nt.                Ba3/BB+          393,900
                 6.125% due 7/15/2013
        200,000  Sr. Sub. Nt.                Ba3/BB+          197,000
                 6.375% due 10/15/2015

                                                            1,604,920

Automotive - 7.7%
                   Ford Motor Credit Co.
      1,225,000  Nt.                         Ba2/BB-        1,095,648
                 7.00% due 10/1/2013
      1,200,000  Sr. Nt.                     Ba2/BB-        1,093,477
                 7.25% due 10/25/2011
                 General Motors Acceptance Corp.
      3,060,000  Nt.                          Ba1/BB        2,754,627
                 6.75% due 12/1/2014
                 Keystone Automotive Operations
        808,000  Sr. Sub. Nt.                Caa1/B-          707,000
                 9.75% due 11/1/2013
                 United Components, Inc.
        400,000  Sr. Sub. Nt.                  B3/B           386,000
                 9.375% due 6/15/2013
                                                            6,036,752


Building Materials - 1.4%
                 Norcraft Cos. Fin.
        500,000  Sr. Sub. Nt.                 B3/B-           520,000
                 9.00% due 11/1/2011
                 Texas Industries, Inc.
        570,000  Sr. Nt.                     Ba3/BB-          587,100
                 7.25% due 7/15/2013

                                                            1,107,100

Chemicals - 3.5%
                 Equistar Chemicals LP
      1,185,000  Sr. Nt.                      B2/BB-        1,259,062
                 10.125% due 9/1/2008
                 Koppers, Inc.
        398,000  Sr. Nt.                       B1/B           435,810
                 9.875% due 10/15/2013
                 Lyondell Chemical Co.
        372,000  Sr. Sub. Nt.                  B3/B           377,580
                 10.875% due 5/1/2009
                 Nell AF SARL
        700,000  Sr. Nt.+                     B2/B-           694,750
                 8.375% due 8/15/2015

                                                            2,767,202

Construction Machinery - 2.7%
                 Nationsrent, Inc.
        400,000  Sr. Sub. Nt.                Caa1/B-          432,000
                 9.50% due 5/1/2015
                                           Rating
Principal                                  Moody's/            Value
Amount                                     S&P*
- --- -- -- -- --- -- -- -- -- -- -- -- ----- -- -- ---- -- -- -- --
                 NMHG Hldg. Co.
$       140,000  Sr. Nt.                      B3/B+    $      147,000
                 10.00% due 5/15/2009
                   Terex Corp.
        285,000  Sr. Sub. Nt.                 Caa1/B          303,169
                 9.25% due 7/15/2011
        285,000  Sr. Sub. Nt. Ser. B          Caa1/B          300,675
                 10.375% due 4/1/2011
                 United Rentals NA, Inc.
        960,000  Sr. Sub. Nt.                 Caa1/B          960,000
                 7.75% due 11/15/2013

                                                            2,142,844

Consumer Products - 2.1%
                 Bombardier Recreational Products
        286,000  Sr. Sub. Nt.                  B3/B           301,730
                 8.375% due 12/15/2013
                 Elizabeth Arden, Inc.
        410,000  Sr. Sub. Nt.                 B2/B-           420,250
                 7.75% due 1/15/2014
                 Jafra Cosmetics
        539,000  Sr. Sub. Nt.                 B3/B-           586,836
                 10.75% due 5/15/2011
                 Riddell Bell Hldgs., Inc.
        360,000  Sr. Sub. Nt.                 B3/B-           362,700
                 8.375% due 10/1/2012

                                                            1,671,516

Electric - 11.2%
                 Edison Mission Energy
        365,000  Sr. Nt.                      B1/B+           412,450
                 9.875% due 4/15/2011
                 Mission Energy Hldg.
      1,840,000  Sr. Sec. Nt.                B2/CCC+        2,111,400
                 13.50% due 7/15/2008
                   Nevada Power Co.
        515,000  Mtg. Nt. Ser. L              Ba1/BB          505,378
                 5.875% due 1/15/2015
        300,000  Mtg. Nt. Ser. N+             Ba1/BB          298,374
                 6.65% due 4/1/2036
                 NRG Energy, Inc.
        500,000  Sr. Nt.                      B1/B-           510,625
                 7.375% due 2/1/2016
                 Sierra Pacific Resources
      1,600,000  Sr. Nt.                      B1/B-         1,736,680
                 8.625% due 3/15/2014
                   TECO Energy, Inc.
        202,000  Sr. Nt.                      Ba2/BB          207,555
                 6.75% due 5/1/2015
      1,295,000  Nt.                          Ba2/BB        1,338,706
                 7.00% due 5/1/2012
                 TXU Corp.
        500,000  Sr. Nt. Ser. P              Ba1/BB+          467,698
                 5.55% due 11/15/2014
                 UtiliCorp United, Inc.
      1,200,000  Sr. Nt.                      B2/B-         1,239,000
                 7.75% due 6/15/2011

                                                            8,827,866

Energy - 5.1%
                 Chaparral Energy, Inc.
        190,000  Sr. Nt.+                      B3/B           197,600
                 8.50% due 12/1/2015
                                           Rating
Principal                                  Moody's/            Value
Amount                                     S&P*
- --- -- -- -- --- -- -- -- -- -- -- -- ----- -- -- ---- -- -- -- --
                 Chesapeake Energy Corp.
$       318,000  Sr. Nt.                      Ba2/BB   $      312,833
                 6.375% due 6/15/2015
        398,000  Sr. Nt.                      Ba2/BB          397,005
                 6.625% due 1/15/2016
                 Compton Petroleum Finance Corp.
        270,000  Sr. Nt.+                      B2/B           270,000
                 7.625% due 12/1/2013
                 Dresser, Inc.
        447,000  Sr. Nt.                      B2/B-           468,232
                 9.375% due 4/15/2011
                 Encore Acquisition Co.
        600,000  Sr. Sub. Nt.                  B2/B           601,500
                 7.25% due 12/1/2017
                 Hanover Compressor Co.
        100,000  Sr. Nt.                       B3/B           100,000
                 7.50% due 4/15/2013
                 Newpark Resources, Inc.
        700,000  Sr. Sub. Nt. Ser. B           B2/B           700,000
                 8.625% due 12/15/2007
                 Pride Int'l., Inc.
        219,000  Sr. Nt.                     Ba2/BB-          229,950
                 7.375% due 7/15/2014
                 Western Oil Sands, Inc.
        298,000  Sr. Sec Nt.                 Ba2/BB+          330,780
                 8.375% due 5/1/2012
                 Whiting Peteroleum Corp.
        400,000  Sr. Sub. Nt.                 B2/B-           396,000
                 7.00% due 2/1/2014

                                                            4,003,900

Entertainment - 0.5%
                 Intrawest Corp.
        350,000  Sr. Nt.                      B1/B+           354,813
                 7.50% due 10/15/2013

Environmental - 0.4%
                 Allied Waste NA, Inc.
        335,000  Sr. Nt.                      B2/BB-          349,656
                 7.875% due 4/15/2013

Food and Beverage - 3.1%
                 American Seafood Group LLC
        560,000  Sr. Sub. Nt.                 B3/B-           588,353
                 10.125% due 4/15/2010
                 ASG Consolidated LLC
        550,000  Sr. Disc. Nt.(1)            Caa1/B-          451,000
                 0/11.50% due 11/1/2011
                 Del Monte Corp.
        618,000  Sr. Nt.                       B2/B           602,550
                 6.75% due 2/15/2015
                 Michael Foods, Inc.
        808,000  Sr. Sub. Nt.                 B3/B-           823,150
                 8.00% due 11/15/2013

                                                            2,465,053

Gaming - 3.0%
                 Boyd Gaming Corp.
        600,000  Sr. Sub. Nt.                 B1/B+           598,500
                 6.75% due 4/15/2014
        400,000  Sr. Sub. Nt.                 B1/B+           405,500
                 7.125% due 2/1/2016
                 MGM MIRAGE, Inc.
                                           Rating
Principal                                  Moody's/            Value
Amount                                     S&P*
- --- -- -- -- --- -- -- -- -- -- -- -- ----- -- -- ---- -- -- -- --
$       500,000  Sr. Nt.                      Ba2/BB   $      491,875
                 6.625% due 7/15/2015
        400,000  Sr. Nt.                      Ba2/BB          428,000
                 8.50% due 9/15/2010
                 Station Casinos
        400,000  Sr. Sub. Nt.                 Ba3/B+          402,000
                 6.875% due 3/1/2016

                                                            2,325,875

Health Care - 6.5%
                 Accellent, Inc.
        400,000  Sr. Sub.Nt.                 Caa1/B-          427,000
                 10.50% due 12/1/2013
                 Coventry Health Care, Inc.
        618,000  Sr. Nt.                     Ba1/BBB-         614,744
                 6.125% due 1/15/2015
                 DaVita, Inc.
        560,000  Sr. Sub. Nt.+                 B3/B           562,800
                 7.25% due 3/15/2015
                 Fisher Scientific Int'l., Inc.
        800,000  Sr. Sub. Nt.                Ba2/BB+          781,000
                 6.125% due 7/1/2015
                 Fresenius Medical Care
        570,000  Capital Tr.                  B1/B+           604,200
                 7.875% due 6/15/2011
                 HCA, Inc.
        995,000  Sr. Nt.                     Ba2/BB+          971,163
                 6.30% due 10/1/2012
        400,000  Nt.                         Ba2/BB+          389,703
                 6.50% due 2/15/2016
                 Lifecare Hldgs., Inc.
        400,000  Sr. Sub. Nt.+              Caa1/CCC+         236,000
                 9.25% due 8/15/2013
                 National Nephrology Assocs., Inc.
        515,000  Sr. Sub. Nt.+                 B1/B           565,444
                 9.00% due 11/1/2011

                                                            5,152,054

Home Construction - 1.1%
                 K. Hovnanian Enterprises, Inc.
        400,000  Sr. Nt.                      Ba1/BB          362,590
                 6.25% due 1/15/2016
        309,000  Sr. Sub. Nt.                 Ba2/B+          302,820
                 7.75% due 5/15/2013
                 Meritage Homes Corp.
        205,000  Sr. Nt.                     Ba2/BB-          181,425
                 6.25% due 3/15/2015

                                                              846,835

Industrial-Other - 0.4%
                 Da Lite Screen Co., Inc.
        224,000  Sr. Nt.                      B2/B-           239,680
                 9.50% due 5/15/2011
                 Stripes Acquisition/Susser Fin.
        100,000  Sr. Nt.+                      B2/B           104,875
                 10.625% due 12/15/2013

                                                              344,555

Insurance - 0.5%
                 UnumProvident Finance Co.
        400,000  Sr. Nt.+                    Ba1/BB+          406,654
                 6.85% due 11/15/2015
                                           Rating
Principal                                  Moody's/            Value
Amount                                     S&P*
- --- -- -- -- --- -- -- -- -- -- -- -- ----- -- -- ---- -- -- -- --

Lodging - 1.1%
                 Host Marriott LP
$       900,000  Sr. Nt. Ser. O              Ba2/BB-   $      885,375
                 6.375% due 3/15/2015

Media-Cable - 3.8%
                 Charter Comm. Hldgs. II
      1,272,000  Sr. Nt.                    Caa1/CCC-       1,249,740
                 10.25% due 9/15/2010
                 Charter Comm. Operating LLC
        372,000  Sr. Nt.+                     B2/B-           370,140
                 8.00% due 4/30/2012
                 CSC Hldgs., Inc.
        400,000  Sr. Nt. Ser. B               B2/B+           402,000
                 7.625% due 4/1/2011
                 Insight Comm., Inc.
        515,000  Sr. Disc. Nt.              Caa1/CCC+         547,187
                 12.25% due 2/15/2011
                 Insight Midwest LP
        373,000  Sr. Nt.                       B2/B           392,583
                 10.50% due 11/1/2010

                                                            2,961,650

Media-NonCable - 4.4%
                 Dex Media East LLC
        351,000  Sr. Sub. Nt.                  B1/B           401,017
                 12.125% due 11/15/2012
                 DirecTV Hldgs. Fin.
        388,000  Sr. Nt.                     Ba2/BB-          383,150
                 6.375% due 6/15/2015
        181,000  Sr. Nt.                     Ba2/BB-          193,218
                 8.375% due 3/15/2013
                 EchoStar DBS Corp.
        365,000  Sr. Nt.                     Ba3/BB-          356,787
                 6.375% due 10/1/2011
        295,000  Sr. Nt.                     Ba3/BB-          285,044
                 6.625% due 10/1/2014
                 Houghton Mifflin Co.
        500,000  Sr. Sub. Nt.                Caa1/B-          537,500
                 9.875% due 2/1/2013
                 R.H. Donnelley Corp.
        140,000  Sr. Disc. Nt. Ser.  A-1+     Caa1/B          130,900
                 6.875% due 1/15/2013
                 R.H. Donnelley Fin. Corp I
        465,000  Sr. Sub. Nt.                  B2/B           515,569
                 10.875% due 12/15/2012
                 R.H. Donnelley Fin. Corp. III
        260,000  Sr. Disc. Nt. Ser. A-2+      Caa1/B          243,100
                 6.875% due 1/15/2013
                 Radio One, Inc.
        400,000  Sr. Nt.                       B2/B           380,000
                 6.375% due 2/15/2013

                                                            3,426,285

Metals and Mining - 2.3%
                 Gibraltar Inds., Inc.
        380,000  Sr. Sub. Nt.+                Ba3/B+          383,800
                 8.00% due 12/1/2015
                 Oregon Steel Mills, Inc.
      1,030,000  1st Mtg. Nt.                 Ba3/B+        1,091,800
                 10.00% due 7/15/2009
                                           Rating
Principal                                  Moody's/            Value
Amount                                     S&P*
- --- -- -- -- --- -- -- -- -- -- -- -- ----- -- -- ---- -- -- -- --
                 Peabody Energy Corp.
$       365,000  Sr. Nt. Ser. B              Ba2/BB-   $      370,475
                 6.875% due 3/15/2013

                                                            1,846,075

Natural Gas-Pipelines - 6.3%
                 Amerigas Partners LP
        400,000  Sr. Nt.                      B1/BB-          398,000
                 7.125% due 5/20/2016
                 Atlas Pipeline Partners
        200,000  Sr. Nt.+                     B1/B+           208,500
                 8.125% due 12/15/2015
                 Colorado Interstate Gas
        800,000  Sr. Nt.+                      B1/B           813,909
                 6.80% due 11/15/2015
                 El Paso Natural Gas
        670,000  Sr. Nt. Ser. A                B1/B           698,475
                 7.625% due 8/1/2010
                 Holly Energy Partners LP
        410,000  Sr. Nt.                      Ba3/B+          387,450
                 6.25% due 3/1/2015
                 Northwest Pipeline Corp.
        208,000  Sr. Nt.                      Ba2/B+          219,440
                 8.125% due 3/1/2010
                 Southern Natural Gas Co.
        623,000  Nt.                           B1/B           640,838
                 7.35% due 2/15/2031
                 Transcontinental Gas Pipeline Corp.
        180,000  Nt. Ser. B                   Ba2/B+          186,300
                 7.00% due 8/15/2011
                 Williams Cos., Inc.
      1,300,000  Sr. Nt.                      B1/B+         1,378,000
                 7.75% due 6/15/2031

                                                            4,930,912

Non Sovereign - 1.4%
                 Gazprom OAO
        900,000  Nt.+                         NR/BB+        1,064,250
                 9.625% due 3/1/2013

Noncaptive Consumer - 1.8%
                 Dollar Financial Group, Inc.
        559,000  Sr. Nt.                      B3/B+           586,950
                 9.75% due 11/15/2011
                 Residential Capital Corp.
        400,000  Sr. Nt.                    Baa3/BBB-         400,641
                 6.125% due 11/21/2008
        400,000  Sr. Nt.                    Baa3/BBB-         402,968
                 6.375% due 6/30/2010

                                                            1,390,559

Packaging - 2.1%
                 Crown Americas
        800,000  Sr. Nt.+                      B1/B           830,000
                 7.75% due 11/15/2015
                 Owens-Brockway Glass
                 Container
        400,000  Sr. Sec. Nt.                 B1/BB-          417,000
                 7.75% due 5/15/2011
        424,000  Sr. Sec. Nt.                 B1/BB-          441,490
                 8.875% due 2/15/2009

                                                            1,688,490
                                           Rating
Principal                                  Moody's/            Value
Amount                                     S&P*
- --- -- -- -- --- -- -- -- -- -- -- -- ----- -- -- ---- -- -- -- --
Paper and Forest Products - 4.1%
                 Abitibi-Consolidated, Inc.
$       800,000  Sr. Nt.                      B1/B+    $      688,000
                 6.00% due 6/20/2013
                 Caraustar Inds., Inc.
        400,000  Nt.                          B2/B+           382,000
                 7.375% due 6/1/2009
                 Domtar, Inc.
        200,000  Nt.                          B1/B+           189,500
                 7.875% due 10/15/2011
                 Graphic Packaging Int'l., Inc.
      1,022,000  Sr. Sub. Nt.                 B3/B-           955,570
                 9.50% due 8/15/2013
                 Jefferson Smurfit Corp.
        800,000  Sr. Nt.                     B2/CCC+          752,000
                 7.50% due 6/1/2013
                 Millar Western Forest
        298,000  Sr. Nt.                      B2/B-           229,460
                 7.75% due 11/15/2013

                                                            3,196,530

Retailers - 1.0%
                 Bon-Ton Dept.Stores, Inc.
        400,000  Sr.Nt.+                      B2/B-           384,800
                 10.25% due 3/15/2014
                 Rent-A-Center
        400,000  Sr. Sub. Nt. Ser. B          B1/BB-          400,000
                 7.50% due 5/1/2010

                                                              784,800

Supermarkets - 0.6%
                 Delhaize America, Inc.
        400,000  Debt.                       Ba1/BB+          462,674
                 9.00% due 4/15/2031

Technology - 1.7%
                 Iron Mountain, Inc.
        700,000  Sr. Sub. Nt.                 Caa1/B          728,000
                 8.625% due 4/1/2013
                 Solectron Global Fin. Ltd.
        400,000  Sr. Sub. Nt.+                B3/B-           401,000
                 8.00% due 3/15/2016
                 Xerox Corp.
        240,000  Sr. Nt.                     Ba2/BB+          238,200
                 6.40% due 3/15/2016

                                                            1,367,200

Textile - 1.4%
                 Oxford Inds., Inc.
        300,000  Sr. Nt.                       B2/B           309,000
                 8.875% due 6/1/2011
                 Russell Corp.
        785,000  Sr. Nt.                       B2/B           814,438
                 9.25% due 5/1/2010

                                                            1,123,438

Transportation - 0.8%
                 OMI Corp.
        600,000  Sr. Nt.                      B1/B+           613,500
                 7.625% due 12/1/2013

                                           Rating
Principal                                  Moody's/            Value
Amount                                     S&P*
- --- -- -- -- --- -- -- -- -- -- -- -- ----- -- -- ---- -- -- -- --
Wireless Communications - 4.3%
                 Centennial Cell Comm. Corp.
$       300,000  Sr. Nt.                      B3/CCC   $      327,750
                 10.125% due 6/15/2013
                 Inmarsat Fin. PLC
        310,000  Sr. Nt.                       B1/B           317,750
                 7.625% due 6/30/2012
                 Nextel Comm., Inc.
      1,670,000  Sr. Nt. Ser. D              Baa2/A-        1,751,391
                 7.375% due 8/1/2015
                 Nextel Partners, Inc.
        350,000  Sr. Nt.                     Ba3/BB-          370,125
                 8.125% due 7/1/2011
                 Rogers Wireless, Inc.
        580,000  Sr. Sub. Nt.                 Ba3/B+          615,525
                 8.00% due 12/15/2012

                                                            3,382,541

Wireline Communications - 3.1%
                 Citizens Comm. Co.
        400,000  Sr. Nt.                     Ba3/BB+          439,000
                 9.25% due 5/15/2011
                 Qwest Corp.
        500,000  Sr. Nt.                      Ba3/BB          535,000
                 7.625% due 6/15/2015
        885,000  Sr. Nt.                      Ba3/BB          944,738
                 7.875% due 9/1/2011
                 U.S. West Comm.
        480,000  Debt.                        Ba3/BB          502,800
                 8.875% due 6/1/2031

                                                            2,421,538

                 Total Corporate Bonds                     71,953,412
                 (Cost $71,290,827)

Sovereign Debt Security - 1.7%
                 Federative Republic of Brazil
$     1,163,000  Nt.                          Ba3/BB   $    1,313,027
                 9.25% due 10/22/2010
                 (Cost $1,192,864)

Indexed Securities - 2.9%
                 Dow Jones Credit Default Index
$     1,158,000  Series HY-5-T2+              Ba3/NR   $    1,154,387
                 7.25% due 12/29/2010
      1,158,000  Series HY-5-T3+              B3/NR         1,166,685
                 8.25% due 12/29/2010

                 Total Indexed Securities                   2,321,072
                 (Cost $2,302,923)

Shares                                                         Value
- --- -- -- -- --- -- -- -- -- -- -- -- ----- -- -- ---- -- -- -- --
Warrant - 0.0%
           330   XM Satellite Radio, Inc.              $        6,930
                 exp. 3/15/2010
                 (Cost $66,660)
Principal                                                      Value
Amount
- --- -- -- -- --- -- -- -- -- -- -- -- ----- -- -- ---- -- -- -- --
Repurchase Agreement - 3.3%                                 2,566,000
$     2,566,000  State Street Bank and Trust Co.       $
                 repurchase agreement,
                 dated 3/31/2006, maturity
                 value $2,566,994 at
                 4.65%, due 4/3/2006(2)
                 (Cost $2,566,000)

Total Investments - 99.3%                                  78,160,441
(Cost $77,419,274)
Cash, Receivables, and Other
 Assets Less Liabilities - 0.7%                               540,606

Net Assets - 100%                                      $   78,701,047


*  Unaudited.
+ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. At 3/31/2006, the aggregate market value of these securities amounted to $10,487,968 representing 13.3% of net assets of which $9,686,524 have been deemed liquid pursuant to the Fund's liquidity procedures approved by the Board of Trustees.
(1)  Step-up bond.
(2) The repurchase agreement is fully collateralized by $2,555,000 in U.S. Government Agency 5.25%, due 4/15/2007, with a value of $2,618,875.
-------------------------------------------------------------------

The cost of investments owned at March 31, 2006 for federal income tax purposes was substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments at March 31, 2006 were as follows:

Gross unrealized appreciation ................. $      1,793,582
Gross unrealized depreciation .................       (1,052,415)
					          --------------
Net unrealized appreciation ................... $        741,167
                                                  ==============
-------------------------------------------------------------------

The Guardian Tax-Exempt Fund

 Schedule of Investments

March 31, 2006 (Unaudited)

                                                    Rating
Principal                                          Moody's/          Value
Amount                                               S&P*
- --- -- -- -- --- -- -- -- -- -- -- -- -- -- -- --- -- -- --- -- -- -- --
Municipal Bonds - 97.0%
Alabama - 1.3%
$     1,000,000  Alabama 21st Century Auth.         Baa1/A-  $    1,059,510
                 Tobacco Settlement Rev.,
                 5.25% due 12/1/2009
        160,000  Alabama 21st Century               Baa1/A-         169,560
                 Auth. Tobacco,
                 5.75% due 12/1/2019

                                                                  1,229,070

Alaska - 1.4%
      1,300,000  Northern Tobacco                  Baa3/BBB       1,372,384
                 Securitization Corp.,
                 5.80% due 6/1/2012

Arizona - 3.2%
      1,000,000  Phoenix, AZ G.O. Ser. B,           Aa1/AA+       1,083,800
                 5.375% due 7/1/2020
                 Salt River Proj.,                  Aa2/AA        1,568,145
                  AZ Agric. Impt. &
                 Pwr. Dist. Rev. Ser. A,
                 5.00% due 1/1/2028

      1,500,000
        500,000  5.00% due 1/1/2029                 Aa2/AA          521,910

                                                                  3,173,855

Arkansas - 1.1%
      1,000,000  Arkansas St. G.O. Fed.             Aa2/AA        1,057,650
                 Hwy. Grant Ser. A,
                 5.50% due 8/1/2011

California - 7.6%
      1,500,000  California Cnty. Tobacco           Baa3/NR       1,508,730
                 Securitization Agy.
                 4.75% due 6/1/2019
      1,500,000  California St. Var.                 A2/A         1,552,065
                 Purp. G.O.,
                 5.00% due 3/1/2028
      2,000,000  California St. G.O.,                A2/A         2,108,400
                 5.25% due 11/1/2027
        750,000  Golden St. Tobacco                Baa3/BBB         779,730
                 Securitization
                 Corp. Ser. 2003-A-1,
                 5.00% due 6/1/2012
      1,500,000  Tobacco Securitization Auth.      Baa3/BBB       1,521,000
                 Northern California
                 Rev. Ser. A-1,
                 5.375% due 6/1/2038

                                                                  7,469,925

Connecticut - 6.2%
      1,500,000  Connecticut St. G.O.               Aa3/AA        1,581,105
                 Ref. Ser. C,
                 5.25% due 12/15/2009
      2,000,000  Connecticut St. Health &           Aa3/AA        2,000,000
                 Edl. Facs. Auth. Rev.
                 Wesleyan Univ. Ser. F,
                 3.17% due 7/1/2040(1)
                                                    Rating
Principal                                          Moody's/          Value
Amount                                               S&P*
- --- -- -- -- --- -- -- -- -- -- -- -- -- -- -- --- -- -- --- -- -- -- --
$     1,000,000  Connecticut St. Special Tax        Aaa/AAA  $    1,000,000
                 Obligation Rev. Trans.
                 Infrastructure Ser. 1,
                 3.16% due 9/1/2020(1)
      1,500,000  Greater New Haven Wtr.             Aaa/AAA       1,569,855
                 Pollution Ctrl. Auth. Ser. A,
                 5.00% due 11/15/2030

                                                                  6,150,960

Florida - 1.6%
      1,500,000  Florida St. Brd. of Ed.            Aaa/AAA       1,591,665
                  Lottery Rev. Ser. C,
                 5.25% due 7/1/2016

Georgia - 1.1%
      1,000,000  Fulton Cnty., GA Dev.              Aa1/AA+       1,056,180
                 Auth. Rev. Georgia Tech.
                 Foundation Ser. A,
                 5.125% due 11/1/2021

Idaho - 1.0%
      1,000,000  Ada & Canyon Cntys.,               Aa2/AA-       1,010,630
                 ID Jt. Sch. Dist. G.O.,
                 4.00% due 8/15/2009

Illinois - 1.6%
      1,500,000  Chicago, IL O'Hare Int'l.          Aaa/AAA       1,554,915
                 Arpt. Gen. Third Ln. Ser. A,
                 5.00% due 1/1/2029

Indiana - 2.1%
      1,000,000  Indiana Hlth. Fac. Fin.            Aa2/AA        1,045,130
                 Auth. Rev. Ser. F,
                 5.50% due 11/15/2008
      1,030,000  Indiania St. Hsg. &                Aaa/NR        1,033,172
                 Cmnty. Dev. Auth. Rev.
                 AMT Mtg. Ser. C-2,
                 5.00% due 7/1/2031

                                                                  2,078,302

Iowa - 1.8%
      1,615,000  Tobacco Settlement Auth.          Baa3/AAA       1,736,884
                 IA Rev. Ser. B,
                 5.50% due 6/1/2011

Kansas - 1.4%
      1,300,000  Kansas St. Dev. Fin.               Aaa/AAA       1,378,169
                 Auth. Lease,
                 5.125% due 4/1/2022

Kentucky - 1.3%
      1,250,000  Kentucky St. Ppty. &               Aaa/AAA       1,313,600
                 Bldgs. Comm. Rev.,
                 5.00% due 8/1/2025

Massachusetts - 7.9%
      1,500,000  Massachusetts St. College          Aaa/AAA       1,573,785
                 Bldg. Auth. Proj. Rev.
                 Ser. A,
                 5.00% due 5/1/2026
      2,000,000  Massachusetts St. Cons.            Aa2/AA        2,091,540
                 Ln. Ser. C,
                 5.00% due 9/1/2025
                                                    Rating
Principal                                          Moody's/          Value
Amount                                               S&P*
- --- -- -- -- --- -- -- -- -- -- -- -- -- -- -- --- -- -- --- -- -- -- --
$     1,500,000  Massachusetts St. Hsg.             Aa3/AA-  $    1,523,595
                  Fin. Agy. Ser. B,
                 5.00% due 6/1/2030
      1,550,000  Massachusetts St. Hsg.             Aa3/AA-       1,551,023
                 Fin. Agy. Rev. AMT
                 Ser. H,
                 5.00% due 12/1/2028
      1,000,000  Massachusetts St. Wtr.             AaA/AAA       1,041,370
                 Resources Auth. Rev.
                  Ser. A,
                 5.00% due 8/1/2029

                                                                  7,781,313

Minnesota - 1.6%
      1,500,000  Rochester, MN Waste                Aaa/AAA       1,576,320
                 Wtr. Ser. A G.O.,
                 5.00% due 2/1/2026

Missouri - 2.1%
      1,000,000  Camdenton, MO Reorganized          Aaa/AAA       1,072,690
                 Sch. Dist.  Ref. & Impt. G.O.,
                 5.25% due 3/1/2024
      1,000,000  Missouri St. Hwys. &               Aaa/AAA       1,026,030
                 Trans. Comm. St. Rd. Rev.,
                 5.00% due 2/1/2008

                                                                  2,098,720

New Hampshire - 1.5%
      1,500,000  New Hampshire St. Hsg.             Aa2/NR        1,508,325
                 Fin. Auth. Rev. AMT Mtg.
                 Acquisition Ser. E,
                 5.00% due 7/1/2030

New Jersey - 1.8%
      1,735,000  Tobacco Settlement                Baa3/BBB       1,811,149
                 Fin. Corp.,
                 5.50% due 6/1/2012

New York - 11.8%
      1,500,000  Long Island Pwr. Auth.             Aaa/AAA       1,567,980
                 NY Elec. Sys. Rev.
                 Gen. Ser. A,
                 5.00% due 12/1/2026
      1,255,000  New York City                      Aaa/AAA       1,342,549
                 Indl. Dev. Agy.,
                 5.25% due 3/1/2018
      2,000,000  New York St.                       Aaa/AAA       2,106,820
                 Environmental Facs.,
                 5.00% due 6/15/2025
      1,500,000  New York St. Urban                 NR/AA-        1,555,590
                 Dev. Corp.,
                 5.25% due 1/1/2021
      2,000,000  New York, NY City Tran.            Aa2/AAA       2,067,160
                 Fin. Auth. Fac. Ref.
                 Sub. Ser. A-2,
                 5.00% due 11/1/2008
      1,500,000  New York, NY                       Aaa/AAA       1,577,175
                 Ser. G-MBIA
                 5.00% due 8/1/2023
                 TSASC, Inc. NY                     NR/BBB          744,637
                 Ser. 1
        750,000  4.75% due 6/1/2022
                                                    Rating
Principal                                          Moody's/          Value
Amount                                               S&P*
- --- -- -- -- --- -- -- -- -- -- -- -- -- -- -- --- -- -- --- -- -- -- --
$       750,000  5.00% due 6/1/2026                 NR/BBB   $      741,503

                                                                 11,703,414

North Carolina - 12.6%
      1,345,000  Appalachian St. Univ.              Aaa/NR        1,412,116
                 NC Rev. Ref.,
                 5.00% due 7/15/2025
      2,000,000  Fayetteville, NC Pub.              Aaa/AAA       1,999,920
                 Wks. Comm. Rev. Nts.,
                 3.55% due 1/15/2008
      3,300,000  North Carolina Educ.               Aa1/AA+       3,300,000
                 Facs. Fin. Agy. Rev.
                 Duke Univ. Proj. Ser. B,
                 3.17% due 12/1/2021(1)
      1,500,000  North Carolina St.                 Aa1/AAA       1,574,160
                 Ref. G.O.,
                 5.00% due 3/1/2010
      2,000,000  North Carolina St. Univ.,          Aaa/AAA       2,114,520
                 NC Raleigh Rev. Gen.
                 Ser. A,
                 5.00% due 10/1/2024
      1,975,000  Wilmington, NC Wtr. &              Aaa/AAA       2,060,379
                 Swr. Sys. Rev. Ref.
                 5.00% due 6/1/2030

                                                                 12,461,095

Ohio - 3.3%
      2,000,000  Ohio St. Bldg. Auth.               Aaa/AAA       2,107,460
                 Ref. St. Facs. Hwy.,
                 5.00% due 10/1/2010
      1,050,000  Univ. of Cincinnati,               Aaa/AAA       1,136,887
                 OH Gen. Rcpts. Ser. A,
                 5.50% due 6/1/2011

                                                                  3,244,347

Pennsylvania - 2.1%
      2,000,000  Pennsylvania St.                   Aaa/AAA       2,089,020
                 Ref. Second Ser.,
                 5.00% due 10/1/2009

Puerto Rico - 6.4%
      1,500,000  Puerto Rico Comwlth.               Aaa/AAA       1,565,745
                 Pub. Impt. G.O. Ser. A,
                 5.00% due 7/1/2029
      2,000,000  Puerto Rico Comwlth.              Baa2/BBB+      2,104,120
                 Hwy. & Transitional
                 Auth. Rev. Ser. K,
                 5.00% due 7/1/2019
      1,000,000  Puerto Rico Muni. Fin.
                 Agy. Ser. A                        Aaa/AAA       1,076,680
                 5.25% due 8/1/2021
      1,500,000  Puerto Rico Pub. Bldgs.           Baa2/BBB       1,621,500
                 Auth. Rev. Gov't. Facs.
                 Ser. I,
                 5.50% due 7/1/2020

                                                                  6,368,045

South Carolina - 3.3%
        350,000  Charleston Cnty., SC Sch.          Aa1/AA          367,073
                 Dist. Ref. Ser. B,
                 5.00% due 2/1/2016
                                                    Rating
Principal                                          Moody's/          Value
Amount                                               S&P*
- --- -- -- -- --- -- -- -- -- -- -- -- -- -- -- --- -- -- --- -- -- -- --
$     1,250,000  Charleston, SC Wtrwks.             Aa3/AA-  $    1,332,150
                 & Swr. Rev.,
                 5.25% due 1/1/2018
      1,000,000  Mount Pleasant, SC                 Aaa/AAA       1,073,560
                 Wtr. & Swr. Rev.
                 Ref. & Impt.,
                 5.25% due 12/1/2019
        500,000  Piedmont Muni. Power               Aaa/AAA         500,000
                 Agy. SC Electric Rev.
                 Ref. Ser. B,
                 3.10% due 1/1/2019(1)

                                                                  3,272,783

Texas - 1.6%
      1,500,000  Nueces Riv. Auth. Texas            Aaa/AAA       1,560,900
                 Wtr. Supply Rev. Ref. Facs.
                 Corpus Christi Proj.
                 5.00% due 7/15/2026

Virginia - 5.4%
      1,180,000  Newport News, VA                   Aa2/AA        1,246,977
                 Gen. Impt. Ser. D,
                 5.00% due 12/1/2022
      1,500,000  Tobacco Settlement Fin.           Baa3/BBB       1,540,035
                  Corp. VA Asset Bkd.
                 5.50% due 6/1/2026
      1,000,000  Univ. VA Revs. Var.                Aaa/AAA       1,000,000
                 Gen. Ser. A(1)
                 3.10% due 6/1/2034
      1,500,000  Upper Occoquan Srw.                Aaa/AAA       1,588,650
                 Auth. VA Reg. Rev. Ref.
                 5.00% due 7/1/2023

                                                                  5,375,662

Washington - 2.9%
      1,250,000  Snohomish Cnty., WA G.O.,          Aaa/AAA       1,338,775
                 5.375% due 12/1/2019
      1,500,000  Univ. of Washington Univ.          Aaa/AAA       1,500,000
                 Rev. Gen. Ser. A,
                 3.17% due 12/1/2036(1)

                                                                  2,838,775

                 Total Municipal Bonds                           95,864,057
                 (Cost $95,051,060)

Total Investments - 97.0%                                        95,864,057
(Cost $95,051,060)
Cash, Receivables, and Other Assets
Less Liabilities - 3.0%                                           2,967,081

Net Assets - 100%                                            $   98,831,138


*  Unaudited.
(1)  Variable rate demand notes.
Glossary of Terms:
G.O. - General Obligation.
AMT - Alternative Minimum Tax.
NR - Not Rated
-------------------------------------------------------------------

The cost of investments owned at March 31, 2006 for federal income tax purposes was substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments at March 31, 2006 were as follows:

Gross unrealized appreciation ................. $      1,263,185
Gross unrealized depreciation .................         (450,188)
					          --------------
Net unrealized appreciation ................... $        812,997
                                                  ==============
-------------------------------------------------------------------

The Guardian Cash Management Fund

 Schedule of Investments

March 31, 2006 (Unaudited)

Principal                                                Value
Amount
- -- -- -- -- - -- -- -- -- -- -- -- -- -- -- ---- -- -- -- --
Corporate Bonds - 8.3%
Capital Markets - 0.3%
$    1,200,000   Goldman Sachs Group LP(1)       $    1,221,562
                 7.20% due 3/1/2007

Computers and Peripherals - 1.1%
     4,669,000   IBM Corp.                            4,667,320
                 4.875% due 10/1/2006

Conglomerates - 1.2%
     5,000,000   General Electric Capital Corp.       4,911,524
                 2.80% due 1/15/2007

Diversified Financial Services - 0.9%
     3,760,000   Citigroup, Inc.                      3,768,681
                 5.50% due 8/9/2006

Financial - 1.2%
     5,000,000   Lehman Brothers Hldgs., Inc.         5,010,037
                 6.25% due 5/15/2006

Financial-Other - 1.2%
     5,000,000   Countrywide Home Loans, Inc.(2)      5,000,004
                 4.689% due 4/12/2006

Oil, Gas and Consumable Fuels - 2.4%
    10,000,000   Conoco Fdg. Co.                     10,028,862
                 5.45% due 10/15/2006

                 Total Corporate Bonds               34,607,990
                 (Cost $34,607,990)

Certificates of Deposit - 4.8%
$    5,000,000   Barclays Bank PLC(2)            $    4,999,930
                 4.714% due 4/18/2006
                 Societe Generale NA
     5,000,000   4.62% due 6/7/2006(2)                5,000,000
       100,000   4.04% due 7/27/2006(2)                  99,805
     5,000,000   Washington Mutual Bank               5,000,000
                 4.57% due 4/26/2006
     5,000,000   Wells Fargo Bank NA(2)               5,000,000
                 4.716% due 11/20/2006

                 Total Certificates of Deposit       20,099,735
                 (Cost $20,099,735)

U.S. Government Securities - 2.4%
U.S. Government Agency Securities - 2.4%
$    5,000,000   FHLB                            $    5,000,000
                 5.00% due 2/9/2007
     5,000,000   FNMA                                 4,990,888
                 2.75% due 5/10/2006

                 Total U.S. Government Securities     9,990,888
                 (Cost $9,990,888)

Commercial Paper - 64.1%
ASSET BACKED - 6.1%
                 Barton Capital LLC
$    5,340,000   4.72% due 4/10/2006(1)          $    5,333,699
     5,000,000   4.67% due 5/8/2006(1)                4,976,001
    10,000,000   Sheffield Receivables Corp.(1)       9,979,200
                 4.68% due 4/17/2006

Principal                                                Value
Amount
- -- -- -- -- - -- -- -- -- -- -- -- -- -- -- ---- -- -- -- --
$    5,000,000   Surrey Fdg. Corp.               $    4,989,600
                 4.68% due 4/17/2006

                 TOTAL ASSET BACKED                  25,278,500

FINANCIAL - 20.4%
Capital Markets - 4.8%
    10,000,000   Goldman Sachs Group LP               9,997,317
                 4.83% due 4/3/2006
    10,000,000   Morgan Stanley Dean Witter & Co.     9,997,361
                 4.75% due 4/3/2006

                                                     19,994,678

Diversified Financial Services - 1.2%
     5,000,000   Credit Suisse First Boston           4,968,400
                 4.74% due 5/19/2006

Financial-Banks - 6.5%
    10,000,000   Abbey National NA LLC                9,958,755
                 4.64% due 5/3/2006
     5,000,000   Dexia Delaware LLC                   4,974,325
                 4.74% due 5/10/2006
     2,200,000   Societe Generale NA                  2,184,683
                 4.82% due 5/23/2006
     5,000,000   UBS Americas, Inc.                   4,976,053
                 4.66% due 5/8/2006
     5,000,000   UBS Finance LLC                      4,983,369
                 4.435% due 4/28/2006

                                                     27,077,185

Financial-Other - 7.9%
    10,000,000   American General Fin. Corp.          9,992,433
                 4.54% due 4/7/2006
     5,000,000   Barclays US Fdg. LLC                 4,982,825
                 4.58% due 4/28/2006
    10,000,000   Bear Stearns Co.,  Inc.              9,921,006
                 4.82% due 5/30/2006
     7,760,000   Cooperative Association
                 of Tractor Dealers                   7,690,677
                 4.80% due 6/7/2006

                                                     32,586,941

                 TOTAL FINANCIAL                     84,627,204

INDUSTRIAL - 37.6%
Agricultural - 1.2%
     5,000,000   Cargill, Inc.                        4,998,108
                 4.54% due 4/4/2006

Automotive - 6.0%
     5,000,000   American Honda Fin. Corp.            4,994,338
                 4.53% due 4/10/2006
    10,000,000   BMW US Capital LLC                   9,994,833
                 4.65% due 4/5/2006
    10,000,000   Toyota Motor Credit Corp.            9,956,550
                 4.74% due 5/4/2006

                                                     24,945,721

Diversified Manufacturing - 1.2%
     5,000,000   Eaton Corp.                          4,998,664
                 4.81% due 4/3/2006

Principal                                                Value
Amount
- -- -- -- -- - -- -- -- -- -- -- -- -- -- -- ---- -- -- -- --
Drugs and Hospitals - 2.4%
$   10,000,000   Becton Dickinson & Co.          $    9,968,533
                 4.72% due 4/25/2006

Electronics and Instruments - 2.2%
     9,200,000   Sharp Electronics Corp.              9,188,321
                 4.57% due 4/11/2006

Food and Beverage - 2.4%
    10,000,000   Unilever Capital Corp.               9,960,584
                 4.73% due 5/1/2006

Health Care Providers and Services - 2.4%
    10,000,000   United Healthcare Corp.              9,987,167
                 4.62% due 4/11/2006

Household Durables - 2.9%
    12,000,000   Stanley Works                       11,974,047
                 4.58% due 4/18/2006

Metals and Mining - 2.4%
    10,000,000   Alcoa, Inc.                          9,936,000
                 4.80% due 5/19/2006

Oil and Gas Services - 1.2%
     5,000,000   Koch Inds.                           4,998,733
                 4.56% due 4/3/2006

Personal Products - 4.8%
    10,000,000   L'Oreal USA, Inc.                    9,979,200
                 4.68% due 4/17/2006
    10,000,000   Lauder Estee Cos., Inc.              9,997,333
                 4.80% due 4/3/2006

                                                     19,976,533

Pharmaceuticals - 2.4%
    10,000,000   Alcon Fin.                           9,976,725
                 4.655% due 4/19/2006

Transportation Services - 1.4%
     6,000,000   Netjets, Inc.                        5,968,934
                 4.66% due 5/11/2006

Utilities-Electric and Water - 4.7%
    10,000,000   National Rural Utilities
                 Coop. Fin.                           9,969,717
                 4.74% due 4/24/2006
     9,410,000   Southern Co.                         9,407,626
                 4.54% due 4/3/2006

                                                     19,377,343

                 TOTAL INDUSTRIAL                   156,255,413

                 Total Commercial Paper             266,161,117
                 (Cost $266,161,117)

Taxable Municipal Securities - 20.0%
California - 3.8%
$    7,465,000   California Housing Fin. Agency  $    7,465,000
                 4.89% due 4/5/2006(2)
     8,100,000   Sacramento Cnty., CA                 8,100,000
                 4.92% due 4/5/2006(2)

                                                     15,565,000

Principal                                                Value
Amount
- -- -- -- -- - -- -- -- -- -- -- -- -- -- -- ---- -- -- -- --
Colorado - 2.9%
$   12,230,000   Colorado Housing & Fin. Auth.   $   12,230,000
                 4.92% due 4/5/2006(2)

Connecticut - 1.9%
     8,000,000   Connecticut St. Housing
                 & Fin. Auth.                         8,000,000
                 4.76% due 4/6/2006(2)

Michigan - 1.0%
     4,000,000   Michigan St. Housing Dev. Auth.      4,000,000
                 4.92% due 4/5/2006(2)

New York - 5.7%
    16,355,000   New York City Trans.                16,355,000
                 4.92% due 4/5/2006(2)
     7,385,000   New York St. Dormitory Auth. Rev.    7,385,000
                 4.85% due 4/6/2006(2)

                                                     23,740,000

Utah - 4.0%
                 Utah Housing Corp. Single Family
     5,130,000   4.92% due 4/5/2006(2)                5,130,000
     5,540,000   4.92% due 4/5/2006(2)                5,540,000
     5,960,000   Utah St. Housing Fin. Agency         5,960,000
                 4.92% due 04/05/2006(2)

                                                     16,630,000

Washington - 0.7%
     2,795,000   Seattle, WA                          2,795,000
                 4.24% due 8/30/2006(2)

                 Total Taxable
                 Municipal Securities                82,960,000
                 (Cost $82,960,000)

Repurchase Agreement - 0.3%
$    1,297,000   State Street Bank and Trust Co. $    1,297,000
                 repurchase agreement,
                 dated 3/31/06, maturity
                 value $1,297,503
                 4.65%, due 4/3/2006(3)
                 (Cost $1,297,000)

Total Investments - 99.9%                           415,116,730
(Cost $415,116,730)
Cash, Receivables, and Other
Assets Less Liabilities - 0.1%                          393,302

Net Assets - 100%                                $  415,510,032


(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. At 3/31/2006, the aggregate market value of these securities amounted to $21,510,462 representing 5.2% of net assets which have been deemed liquid pursuant to the Fund's liquidity procedures approved by the Board of Trustees.
(2)  Floating rate note.  The rate shown is the rate in effect at 3/31/2006.
(3) The repurchase agreement is fully collateralized by $1,295,000 in U.S. Government Agency 5.25%, due 4/15/2007, with a value of $1,327,375.

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

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have evaluated the registrant's disclosure controls and procedures as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the 1940 Act) within 90 days of the filing date of this document and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's certifying officers are aware of no changes in the registrant's internal control over financial reporting (as defined in
      rule 30a-3(d) under the 1940 Act)   that occurred during the
      registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Park Avenue Portfolio





By:    /s/ Thomas G. Sorell
          --------------------------------
         Thomas G. Sorell
         President of
         The Park Avenue Portfolio


Date:     April 26, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Thomas G. Sorell
         ----------------------------------
          Thomas G. Sorell
          President of
          The Park Avenue Portfolio


Date:     April 26, 2006





By:   /s/ Frank L. Pepe
           --------------------------------
           Frank L. Pepe
           Vice President and Treasurer of
           The Park Avenue Portfolio


Date:     April 26, 2006